UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2003

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

[BACKGROUND ART OMITTED]

[SEI LOGO OMITTED]


                                          Annual Report as of September 30, 2003



                                           SEI Institutional International Trust



                                                       International Equity Fund

                                                    Emerging Markets Equity Fund

                                                 International Fixed Income Fund

                                                      Emerging Markets Debt Fund

TABLE OF CONTENTS


-------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance   1
-------------------------------------------------------------
Schedules of Investments                                   8
-------------------------------------------------------------
Statements of Assets and Liabilities                      28
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Statements of Operations                                  29
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Statements of Changes in Net Assets                       30
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Financial Highlights                                      32
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Notes to Financial Statements                             33
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Report of Independent Auditors                            40
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Trustees and Officers of the Trust                        41
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Notice to Shareholders                                    44
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


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2003

International Equity Fund

Objective
The International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers.

Strategy
The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation ("SIMC"). The Fund is diversified as to issuers, market capitalization, industry and country.

Analysis
International equities realized significant gains during the year ended September 30, 2003. Overall, the non-U.S. developed equity markets, as measured by the Morgan Stanley MSCI EAFE Index, gained 26% in U.S. dollar terms during the period. Every developed equity market as well as each sector posted positive returns. Traditional high beta sectors, such as information technology and telecommunications, were the strongest performers with returns over 45% during the past year. The more defensive sectors, such as energy and consumer staples, were the weakest performers after strong performance in the previous year.

The International Equity Fund underperformed the Morgan Stanley MSCI EAFE Index during the period advancing 18.91%. Weak stock selection within both the information technology and telecommunication sectors led to the negative relative performance. Within both sectors, as well as within the broad market, lower quality names were the strongest performers for the year. The Fund's sub-advisers maintained a low exposure to these lesser quality names and continue to buy higher quality franchises with the view that these names will be the strongest performers over an extended period of time. Several of the underperforming sub-advisers of the past year were replaced in June 2003 as the Fund adjusted its multi-manager lineup. The new multi-manager lineup consists of five managers all with broad-based international equity mandates that allow them to invest in either Europe or the Pacific Basin.


International Equity Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                       Annualized     Annualized     Annualized
                            One Year       3 Year         5 Year        10 Year
                              Return       Return         Return         Return
--------------------------------------------------------------------------------
Class A                        18.91%     -11.53%         -0.11%          2.02%
--------------------------------------------------------------------------------
Class I                        18.65%     -11.59%         -0.16%          2.00%
--------------------------------------------------------------------------------

[LINE CHART OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the International Equity Fund, Class A and Class I, versus the Morgan Stanley MSCI EAFE Index

Plot Points follow

                        International        International       Morgan Stanley
                         Equity Fund          Equity Fund           MSCI EAFE
                          Class A               Class I                Index
9/30/93                   $100,000              $100,000             $100,000
9/30/94                    106,320               106,320              109,840
9/30/95                    110,828               110,828              116,211
9/30/96                    121,745               121,745              126,228
9/30/97                    134,601               134,601              141,615
9/30/98                    122,823               122,823              129,805
9/30/99                    169,324               169,324              169,979
9/30/00                    176,351               176,351              175,384
9/30/01                    121,947               121,947              125,347
9/30/02                    102,691               102,691              105,881
9/30/03                    122,110               121,843              133,420

1 For the period ended September 30, 2003. Past performance is no indication of future performance. Class I Shares were offered beginning on January 4, 2002. The Performance shown for the Class I Shares prior to such date is synthetic performance derived from the performance of Class A Shares. Class A Shares were offered beginning December 30, 1989. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


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SEI Institutional International Trust / Annual Report / September 30, 2003     1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2003

Emerging Markets Equity Fund

Objective
The Emerging Markets Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging market issuers.

Strategy
The Emerging Markets Equity Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation ("SIMC"). The Fund is diversified as to issuers, market capitalization, industry and country.

Analysis
A more favorable global economic and geopolitical environment helped emerging markets sustain an impressive 45.5% rally during the year ending September 30, 2003, as measured by the Morgan Stanley MSCI Emerging Markets Free Index. The end of the war in Iraq combined with the beginning of a new road map to peace in the Middle East removed some of the geopolitical uncertainty in global markets. Aggressive monetary policy in the U.S. and around the world continued to inject liquidity and fuel investors' appetite for risk. Early signs of economic recovery helped improve sentiment for equities in general and emerging markets in particular as a leveraged play into global economic growth. The rally was broad-based, benefiting all three emerging regions and 26 markets. While every country except the Philippines posted double-digit gains, Brazil and Thailand were among the strongest performers, driven in both cases by strong domestic conditions in addition to a more favorable global environment. From a sector perspective, materials posted one of the strongest returns, as the sector is a clear beneficiary of the cyclical recovery.

The Fund lagged the benchmark during the period, due mainly to a more defensive positioning. The Fund returned 37.83%, while the Morgan Stanley MSCI EMF Index advanced 45.58%. An overweight position in Brazil added value as the country rallied on the back of a continuation of market friendly policies and further progress in the reform agenda after the new administration took over at the beginning of the year. An overweight position to India and Thailand also added to performance as both markets were able to maintain momentum in their domestic economies, somewhat isolated from the SARS outbreak that affected the rest of Asia. Industry allocation detracted value from the Fund as our sub-advisers were defensively positioned with an underweight to technology and materials, and an overweight to consumer staples and telecoms. Despite their awareness of the liquidity-driven rally that benefited cyclical sectors, they could not justify a broad sector overweight based on weak company fundamentals and unattractive valuations. However, the sub-advisers were able to find selective opportunities within technology and materials. India and South Africa were additional areas of strength in stock selection as our sub-advisers were able to identify companies that benefited from attractive valuations and growth opportunities based on either industry developments or company specific restructuring efforts.


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2     SEI Institutional International Trust / Annual Report / September 30, 2003

Emerging Markets Equity Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                       Annualized     Annualized     Annualized
                            One Year       3 Year         5 Year       Inception
                              Return       Return         Return        to Date
--------------------------------------------------------------------------------
Class A                       37.83%       -0.58%          7.97%         -1.03%
--------------------------------------------------------------------------------

[LINE CHART OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the Emerging Markets Equity Fund, versus the Morgan Stanley MSCI Emerging Markets Free Index, and the IFC Investable Composite Index

Plot Points follow

                        Emerging Markets   Morgan Stanley       IFC Investable
                             Equity         MSCI Emerging          Composite
                              Fund        Markets Free Index        Index
1/31/95                     $100,000           $100,000            $100,000
9/30/95                      106,507            107,547             106,691
9/30/96                      114,644            113,150             115,920
9/30/97                      126,625            120,572             122,110
9/30/98                       61,502             62,927              65,109
9/30/99                       91,164             98,493             102,208
9/30/00                       91,811             98,897             101,687
9/30/01                       60,742             66,103              69,421
9/30/02                       65,468             71,358              78,266
9/30/03                       90,234            103,883             114,636

1 For the period ended September 30, 2003. Past performance is no indication of future performance. Class A Shares were offered beginning January 17, 1995. Benchmarkreturns are for the period beginning January 31, 1995. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003     3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2003

International Fixed Income Fund

Objective
The International Fixed Income Fund seeks to provide capital appreciation and current income through investments in fixed income securities of non-U.S. dollar denominated issues. The Fund also seeks to provide U.S. based investors with a vehicle to diversify and enhance the returns of the domestic fixed income portion of their portfolios. The Fund invests primarily in investment-grade, non-U.S. dollar denominated obligations. Although there are no restrictions on the Fund's overall duration, under normal conditions it is expected to range between four and six years.

Strategy
The International Fixed Income Fund is managed against a broad aggregate index inclusive of sovereign, mortgage and corporate securities. The portfolio will seek to add value through a number of diversified, balanced and uncorrelated positions, however the majority of the tracking error and expected value added will be derived from country and currency positions over the long-term.

Country and currency allocations are made separately. As a result, the Fund's currency exposure may differ from its underlying bond holdings. Under normal circumstances, the Fund intends to be diversified across 6 to 12 countries, across the three major trading blocs: North America, Europe, and the Pacific Basin. Depending upon the relative fundamental and technical views, each trading bloc is over or underweighted relative to the Fund's benchmark index. Currency exposure is actively managed to maximize return and control risk through the use of forward currency contracts and cross-currency hedging techniques.

Analysis
Fixed income returns over the period were fairly subdued, however strong returns were achieved by the International Fixed Income Fund due to the weakness in the dollar. In Europe, long-term bond yields ended the period almost unchanged from where they started, but short-term rates were significantly lower as the European Central Bank cut rates on three occasions by a total of 1.25%. Weak economic growth in Germany, France and Italy were the primary reasons for this. In the UK, yields were slightly higher over the period despite two easings by the Bank of England by a total of 0.50%. Relatively stronger economic growth in the UK was the reason for the underperformance of the UK bond market relative to Europe. In Japan, yields also rose over the year, however this masked a substantial rally in bonds until June 2003, as ten year bonds hit a low of almost 0.40% before selling off substantially to finish the period at 1.40%. An improvement in the global and Japanese growth outlook, and a recovery in Japanese equity markets were the catalyst for the sell-off. The dominant influence on returns for the period, however, came from a weaker U.S. dollar. The U.S. dollar fell approximately 18% against the euro, 8% against the Japanese yen and 6% against the pound sterling.

For the fiscal year ended September 30, 2003, the Fund marginally underperformed the Lehman Global Aggregate (ex-US) Index, returning 17.05% to the benchmark's 18.70% advance. An overweight position to Hungary and Poland detracted from returns as the Hungarian government implemented a surprise devaluation of their currency and were then forced to raise rates by 3.00% in an attempt to support the spiraling currency as foreign investors retreated from the market. Additionally, a long European interest rate position in July 2003 detracted from returns as rates rose during the month.


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4     SEI Institutional International Trust / Annual Report / September 30, 2003

International Fixed Income Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                       Annualized     Annualized     Annualized
                            One Year       3 Year         5 Year        10 Year
                              Return       Return         Return         Return
--------------------------------------------------------------------------------
Class A                       17.05%        9.49%          3.20%          5.50%
--------------------------------------------------------------------------------


[LINE CHART OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the SEI International Fixed Income Fund, versus the Lehman Global Aggregate Ex-U.S. Index

Plot Points follow

                  International        Lehman Global
                   Fixed Income       Aggregate Ex-U.S.
                       Fund                Index
9/30/93              $100,000             $100,000
9/30/94               103,330              104,840
9/30/95               123,851              124,110
9/30/96               128,223              132,686
9/30/97               129,711              132,234
9/30/98               145,886              149,875
9/30/99               143,902              145,963
9/30/00               130,116              131,819
9/30/01               134,227              137,131
9/30/02               145,905              151,228
9/30/03               170,782              179,508

1 For the period ended September 30, 2003. Past performance is no indication of future performance. Class A Shares were offered beginning September 1, 1993. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003     5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2003

Emerging Markets Debt Fund

Objective
The Emerging Markets Debt Fund seeks to maximize total return from a portfolio consisting of primarily high yield, below-investment grade fixed income securities from emerging markets of foreign countries. The Fund also seeks to provide U.S.-based investors with a vehicle to diversify and enhance the returns of the domestic fixed income portion of their portfolios. Under normal circumstances, the Fund is anticipated to be invested primarily in U.S. dollar-denominated emerging debt.

Strategy
Structuring and managing the Emerging Markets Debt Fund entails a multi-step process. First, an internal assessment of country risk is compared with the market's pricing of country risk to determine relative value opportunities. The output determines which countries are 1) "core" holdings which have the strongest economic/political/debt attributes, 2) "trading" countries which present more opportunistic value, and 3) countries "not currently suitable" for investment. Under normal circumstances, the Fund will be diversified across 25-30 countries.

The next step in the process determines relative value amongst sectors within a country, and security selection within the sectors. The final step incorporates a disciplined sell process through continual risk/reward analysis across, and within, emerging debt countries. U.S. interest-rate risk relative to the benchmark is controlled through the maintenance of a tightly constrained U.S. Treasury duration. Excess return is captured through active management of the sovereign spread component relative to the benchmark.

Analysis
Emerging markets debt turned in an incredibly strong year, as improving country fundamentals, high oil prices, historically low levels of interest rates in the United States and huge inflows into the asset class drove bond prices higher. The biggest single story in emerging markets debt markets during the past 12 months was the rapid ascent of newly elected Brazilian President Lula, who implemented key reforms and calmed a very nervous market. Russia also had a good year as President Putin similarly implemented key reforms which should help the country going forward. A steady climb in oil prices was viewed as favorable by investors as oil-exporting countries benefited, and were able to increase reserves. Russia, Ecuador, Venezuela, Algeria, Qatar and Mexico were among some of the emerging countries that reaped the benefit of escalating oil prices. Emerging market spreads tightened 556 basis points from the previous period, and ended the year at 486 basis points over comparable U.S. Treasuries, to yield 8.61% -- a record low for the market.

The Emerging Markets Debt Fund returned 49.15% for the fiscal year ended September 30, 2003, outperforming the J.P. Morgan Emerging Markets Global Bond Index return of 38.77%. In prior years, the Fund's return had been compared to the J.P. Morgan Emerging Markets Plus Bond Index but the Adviser believes that the J.P. Morgan Emerging Markets Global Bond Index better represents the Fund's investment strategy. The Fund's outperformance can, in part be attributed to its overweight to Brazilian bonds which returned 111%. The Fund's overweight to Ecuador was also a large positive contributor to performance for the fiscal year. Ecuador bonds returned over 88%. The country is a large oil exporter and the high levels of oil prices have allowed it to increase reserves and stay current on debt, which further improves the country from a fundamental standpoint. Amid the strong market environment, higher quality countries underperformed the broader market as investors looked to take on additional risk. Poland, China, Qatar and South Korea all underperformed during the year due to their higher quality stature. The Fund is underweight in all three countries which added to relative performance.

Given the outlook that fundamentals will continue to improve for most emerging market debt countries, and that increased demand for emerging market debt will be sustained, the Fund will continue to maintain a neutral spread duration and invest in those countries that exhibit the ability to service their debt and are enacting positive reforms.


--------------------------------------------------------------------------------
6     SEI Institutional International Trust / Annual Report / September 30, 2003

Emerging Markets Debt Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                       Annualized     Annualized     Annualized
                            One Year       3 Year         5 Year       Inception
                              Return       Return         Return         to Date
--------------------------------------------------------------------------------
Class A                       49.15%       16.84%         21.79%         10.56%
--------------------------------------------------------------------------------


[LINE CHART OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the SEI Emerging Markets Debt Fund, versus the J.P. Morgan EMBI Global Index, and the J.P. Morgan EMBI Plus Index

Plot Points follow

                       Emerging       J.P. Morgan       J.P. Morgan
                        Markets       EMBI Global        EMBI Plus
                       Debt Fund         Index             Index
6/30/97                $100,000         $100,000         $100,000
9/30/97                 106,198          106,500          106,908
9/30/98                  69,984           80,674           79,860
9/30/99                  91,785          100,407           98,228
9/30/00                 117,549          125,408          125,771
9/30/01                 123,062          129,572          127,997
9/30/02                 125,707          130,194          126,538
9/30/03                 187,493          175,801          177,393

1 For the period ended September 30, 2003. Past performance is no indication of future performance. Class A Shares were offered beginning June 29, 1997. Benchmark returns are for the period beginning June 30, 1997. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003     7

SCHEDULE OF INVESTMENTS


International Equity Fund
September 30, 2003

---------------------------------------------------------------
                                                   Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
COMMON STOCK -- 97.8%
AUSTRALIA -- 4.3%
   Alumina                              524,138     $    1,809
   Amcor                              1,037,500          6,109
   AMP (A)                              501,443          2,260
   Australia & New Zealand
     Banking Group                      357,100          4,339
   BHP Billiton (A)                   2,504,497         17,901
   Brambles Industries (A)               82,500            262
   Foster's Group (A)                 1,114,825          3,373
   National Australia Bank (A)          532,971         11,111
   Newcrest Mining (A)                1,097,100          8,139
   News Corp (A)                      2,157,585         17,554
   QBE Insurance Group (A)            1,125,493          7,587
   Telstra (A)                        2,646,211          8,490
   Westpac Banking                      277,500          3,043
   WMC Resources*                       828,458          2,478
   Woolworths                           399,500          3,169
                                                    ----------
                                                        97,624
                                                    ----------
AUSTRIA -- 0.1%
   OMV                                   18,100          2,167
                                                    ----------
BELGIUM -- 0.4%
   AGFA-Gevaert                         104,000          2,507
   Delhaize Group (A)                    53,300          2,173
   Fortis                               144,510          2,455
   KBC Bancassurance Holding             55,700          2,121
                                                    ----------
                                                         9,256
                                                    ----------
BRAZIL -- 0.7%
   Cia de Bebidas das Americas          259,100          5,609
   Cia Vale do Rio Doce ADR              71,400          2,776
   Petroleo Brasileiro                  312,100          6,632
                                                    ----------
                                                        15,017
                                                    ----------
CANADA -- 2.2%
   Abitibi-Consolidated (A)             254,200          1,786
   Alcan                                 36,900          1,433
   Bank of Nova Scotia                  281,300         13,154
   BCE (A)                              194,100          4,193
   Bombardier (A)                       972,700          4,087
   Inco*                                 33,300            925
   Magna International, Class A          36,900          2,666
   MI Developments, Class A*             16,550            380
   Petro-Canada                          71,100          2,766
   Research In Motion*                  170,700          6,521
   Royal Bank of Canada                  63,500          2,797
   Suncor Energy                         85,000          1,570

---------------------------------------------------------------
                                                   Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
   TELUS                                125,700     $    1,970
   Thomson (A)                          196,600          5,960
                                                    ----------
                                                        50,208
                                                    ----------
CHINA -- 0.2%
   Huaneng Power International        3,979,500          5,447
                                                    ----------
CZECH REPUBLIC -- 0.3%
   Komercni Banka GDR                   246,900          7,012
                                                    ----------
DENMARK -- 0.6%
   Danisco                               85,554          3,220
   Danske Bank                          110,300          2,102
   Novo-Nordisk                         201,800          7,438
                                                    ----------
                                                        12,760
                                                    ----------
FINLAND -- 1.1%
   Fortum                               277,400          2,400
   Nokia                              1,319,398         20,312
   UPM-Kymmene (A)                      105,600          1,770
                                                    ----------
                                                        24,482
                                                    ----------
FRANCE -- 9.5%
   Accor                                 45,300          1,668
   Air Liquide                           21,987          3,106
   Alcatel (A)*                         277,900          3,291
   Aventis                              503,997         26,148
   AXA (A)                              720,400         12,140
   BNP Paribas                          353,415         17,327
   Bouygues                             172,700          4,547
   Carrefour                             29,600          1,489
   Cie Generale D'Optique
     Essilor International               43,400          1,877
   Credit Agricole                       70,000          1,364
   France Telecom (A)*                  481,926         11,084
   Groupe Danone                        171,215         26,120
   L'Oreal                               24,000          1,639
   Orange*                              140,200          1,429
   Pechiney (A)                          20,100          1,106
   Pernod-Ricard                         56,500          5,349
   Peugeot                               69,100          2,936
   Renault                              105,800          6,259
   Sanofi-Synthelabo                    261,840         15,917
   Schneider Electric                    60,700          3,146
   Societe Assurances Generales
     de France                          110,900          5,198
   Societe Generale                     115,646          7,704
   Thomson (A)                           55,800            972
   Total                                258,532         39,019
   Total ADR                             67,600          5,124
   Vinci                                 79,200          5,705
   Vivendi Universal (A)*               214,500          3,797
                                                    ----------
                                                       215,461
                                                    ----------


--------------------------------------------------------------------------------
8     SEI Institutional International Trust / Annual Report / September 30, 2003

---------------------------------------------------------------
                                                   Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
GERMANY -- 5.9%
   Allianz                               35,900     $    3,169
   Altana                                99,800          6,368
   AMB Generali Holding                  32,000          1,901
   BASF                                 213,400          9,369
   Continental                          117,400          3,418
   DaimlerChrysler (A)                  556,400         19,529
   Deutsche Bank                         58,400          3,554
   Deutsche Telekom (A)*                218,751          3,169
   E.ON                                 121,056          5,907
   Epcos (A)*                            29,100            488
   Fraport*                              83,600          2,263
   Hannover Rueckversicherung            99,500          2,651
   HeidelbergCement*                     42,300          1,552
   Infineon Technologies*               110,086          1,438
   Merck KGaA                            77,700          2,505
   Metro                                157,100          5,719
   Muenchener Rueckversicherungs (A)     50,107          4,978
   SAP                                   83,900         10,247
   SAP ADR                                4,900            149
   Siemens                              577,300         34,381
   ThyssenKrupp                          79,000          1,060
   TUI (A)                               86,500          1,442
   Volkswagen                           199,342          8,958
                                                    ----------
                                                       134,215
                                                    ----------
GUERNSEY -- 0.3%
   Amdocs*                              320,400          6,023
                                                    ----------
HONG KONG -- 1.5%
   Cheung Kong Holdings                 333,500          2,638
   China Mobile                         469,000          1,235
   Denway Motors (A)                 10,240,900          6,215
   Esprit Holdings                    2,352,100          7,153
   Hang Lung Properties (A)           1,652,000          2,091
   Hang Seng Bank                       192,800          2,365
   Hongkong Land Holdings             2,240,215          3,562
   Hutchison Whampoa                    176,200          1,286
   Johnson Electric Holdings          1,250,000          1,921
   Li & Fung                          1,400,000          2,224
   Sun Hung Kai Properties              181,900          1,474
   Swire Pacific                        233,300          1,377
                                                    ----------
                                                        33,541
                                                    ----------
IRELAND -- 0.7%
   Allied Irish Banks                   139,400          2,045
   Anglo Irish Bank                     810,300          8,748
   Bank of Ireland                      170,900          2,050
   CRH                                  132,057          2,356
                                                    ----------
                                                        15,199
                                                    ----------

---------------------------------------------------------------
                                                   Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
ISRAEL -- 0.1%
   Teva Pharmaceutical Industries        42,300     $    2,417
                                                    ----------
ITALY -- 3.2%
   Assicurazioni Generali                33,000            745
   Banca Popolare di Milano             854,000          3,978
   Enel (A)                           1,773,300         11,028
   ENI-Ente Nazionale Idrocarburi     1,280,267         19,561
   Parmalat Finanziaria (A)             845,000          2,652
   Sanpaolo IMI                         920,500          9,176
   Snam Rete Gas                      1,335,000          5,146
   Telecom Italia*                    1,859,710          4,581
   Telecom Italia RNC*                4,944,869          8,413
   UniCredito Italiano                1,497,723          7,081
                                                    ----------
                                                        72,361
                                                    ----------
JAPAN -- 21.7%
   Acom                                  28,200          1,265
   Advantest                             37,300          2,474
   Aeon                                 189,400          4,984
   Alps Electric (A)                    382,000          6,196
   Asahi Kasei (A)                      305,000          1,149
   Asatsu-DK                             73,800          1,714
   Bandai (A)                           128,100          3,268
   Bandai - New                         128,100          3,268
   Canon (A)                            714,682         34,930
   Central Japan Railway                    801          6,482
   Chugai Pharmaceutical                104,000          1,297
   Dai Nippon Printing (A)              561,000          7,693
   Daiichi Pharmaceutical (A)           103,700          1,680
   Daito Trust Construction (A)          20,400            543
   Daiwa House Industry                 195,000          1,779
   Daiwa Securities Group (A)         1,156,000          7,813
   Fuji Photo Film                    1,021,000         29,977
   Fuji Television Network                1,006          4,908
   Fujitsu (A)*                       1,667,000          8,714
   Hirose Electric                       54,700          5,606
   Hitachi (A)                        3,815,000         21,173
   Honda Motor (A)                      137,200          5,490
   Hoya                                  38,400          2,973
   Index                                    807          3,612
   Itochu                               225,000            697
   Japan Airlines System*               261,000            731
   Japan Telecom Holdings                   629          1,858
   Japan Tobacco (A)                        673          4,398
   JFE Holdings                          60,000          1,310
   Kansai Electric Power (A)            122,200          2,087
   Kao                                  148,000          3,126
   KDDI                                   1,655          8,385
   Keyence                                  500            106
   Kyocera                              145,700          8,608
   Kyushu Electric Power (A)             36,400            598


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003     9

SCHEDULE OF INVESTMENTS

September 30, 2003

---------------------------------------------------------------
                                                   Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
   Lawson                                98,200     $    3,288
   Matsushita Electric
     Industrial (A)                   1,392,000         16,759
   Millea Holdings                        1,911         21,554
   Mitsubishi (A)                       289,000          2,476
   Mitsubishi Estate (A)              1,304,000         12,315
   Mitsubishi Heavy Industries (A)      445,000          1,291
   Mitsubishi Motors (A)*               613,000          1,438
   Mitsubishi Tokyo Financial Group         113            713
   Mitsui Fudosan (A)                   264,000          2,339
   Mitsui OSK Lines (A)               2,579,000          8,703
   Mitsui Sumitomo Insurance            926,000          6,731
   Murata Manufacturing (A)              37,900          1,954
   NEC (A)*                           1,004,000          7,549
   Nidec (A)                             18,000          1,494
   Nikko Cordial                        349,000          1,856
   Nikon (A)*                           582,000          8,075
   Nintendo (A)                          19,300          1,617
   Nippon Meat Packers                  226,000          2,513
   Nippon Steel                         785,000          1,398
   Nippon Telegraph & Telephone           2,119          9,598
   Nissan Motor (A)                   3,119,000         33,643
   Nissin Food Products                   1,100             26
   Nitto Denko                           77,500          3,351
   Nomura Holdings                      175,000          2,820
   NTT DoCoMo (A)                           478          1,168
   OJI Paper (A)                         76,000            424
   ORIX (A)*                             41,600          3,251
   Promise (A)                          125,550          5,507
   Rohm                                  87,500         11,357
   Sankyo (A)                           504,600          7,358
   Sekisui House (A)                    789,000          7,133
   Sharp (A)                             19,000            278
   Shimamura                             17,300          1,216
   Shionogi                             270,000          4,689
   SMC                                   14,900          1,571
   Sony (A)                             496,400         17,329
   Stanley Electric (A)                 365,000          6,534
   Sumitomo                             223,000          1,329
   Sumitomo Chemical (A)                228,000            831
   Sumitomo Electric Industries (A)     846,000          7,043
   Sumitomo Forestry                    204,000          1,419
   Sumitomo Mitsui Financial Group (A)      835          3,363
   Suzuki Motor                         250,000          3,699
   Takeda Chemical Industries (A)        75,000          2,732
   Tanabe Seiyaku                       119,000            998
   TDK                                   16,100            955
   Tohoku Electric Power (A)             28,300            444
   Tokyo Electric Power (A)             142,600          3,051
   Tokyo Electron (A)                   110,700          7,353
   Tokyo Gas (A)                      1,366,000          4,536
   Toppan Printing (A)                  431,398          3,557
   Toray Industries (A)                 689,000          2,473
   Tostem Inax Holding (A)               68,000          1,212

---------------------------------------------------------------
                                                   Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
   Toyo Seikan Kaisha                   129,000     $    1,434
   Toyota Motor (A)                     244,700          7,184
   UFJ Holdings (A)*                        800          3,144
   UNY                                  115,000          1,241
   Yahoo Japan*                             162          2,291
   Yamanouchi Pharmaceutical            265,000          7,306
   Yamato Transport                      77,000          1,027
                                                    ----------
                                                       490,830
                                                    ----------
LUXEMBOURG -- 0.2%
   Arcelor (A)                          381,000          4,632
   Ses Global FDR                       126,000            976
                                                    ----------
                                                         5,608
                                                    ----------
MEXICO -- 0.2%
   America Movil, Series L ADR           78,600          1,816
   Telefonos de Mexico, Series L ADR     93,900          2,869
                                                    ----------
                                                         4,685
                                                    ----------
NETHERLANDS -- 7.8%
   ABN AMRO Holding (A)               1,290,381         23,818
   Aegon                                621,030          7,225
   Akzo Nobel                           385,297         12,012
   ASML Holding*                        101,800          1,334
   CSM                                  188,158          3,736
   DSM                                  151,100          7,172
   Heineken (A)                         190,444          6,917
   Heineken Holding                      89,250          2,832
   ING Groep (A)                        899,295         16,474
   Koninklijke Philips Electronics       85,400          1,935
   Numico*                               66,600          1,351
   Reed Elsevier                         32,800            370
   Royal Dutch Petroleum              1,018,348         44,721
   Royal Dutch Petroleum (NY Shares)     28,000          1,238
   Royal KPN*                         1,533,241         11,481
   TPG                                  471,300          8,908
   Unilever (A)                         363,814         21,396
   VNU (A)                              101,303          2,969
                                                    ----------
                                                       175,889
                                                    ----------
NEW ZEALAND -- 0.1%
   Telecom                              890,456          2,729
                                                    ----------
NORWAY -- 1.0%
   DnB Holding                          200,000            958
   Norsk Hydro                          328,700         16,724
   Norske Skogindustrier                 34,600            571
   Statoil                              414,100          3,712
                                                    ----------
                                                        21,965
                                                    ----------


--------------------------------------------------------------------------------
10    SEI Institutional International Trust / Annual Report / September 30, 2003

---------------------------------------------------------------
                                                   Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
PORTUGAL -- 0.5%
   Electricidade de Portugal            922,854     $    2,117
   Portugal Telecom                   1,017,100          8,043
                                                    ----------
                                                        10,160
                                                    ----------
SINGAPORE -- 0.7%
   DBS Group Holdings                   161,649          1,206
   DBS Group Holdings ADR (1)           151,000          1,127
   Flextronics International             37,900            538
   Singapore Airlines                   686,000          4,207
   Singapore Press Holdings              99,000          1,048
   Singapore Technologies
     Engineering                        750,000            811
   Singapore Telecommunications       4,760,000          4,571
   United Overseas Bank                 288,000          2,233
                                                    ----------
                                                        15,741
                                                    ----------
SOUTH KOREA -- 1.2%
   POSCO                                 47,780          5,484
   Samsung Electronics GDR (A)          128,287         21,680
                                                    ----------
                                                        27,164
                                                    ----------
SPAIN -- 3.9%
   ACS Actividades Construccion y
     Servicios (A)                      182,500          7,730
   Altadis                               96,800          2,384
   Banco Bilbao Vizcaya
     Argentaria (A)                   1,249,500         12,892
   Banco Santander Central Hispano    1,660,600         14,078
   Inditex                              209,200          4,483
   Repsol                               932,100         15,316
   Telefonica                         2,590,286         30,588
                                                    ----------
                                                        87,471
                                                    ----------
SWEDEN -- 1.8%
   Assa Abloy                           257,900          2,267
   Autoliv                               38,000          1,142
   Electrolux, Series B                  15,800            344
   ForeningsSparbanken (A)              309,982          4,588
   Nordea (A)                           845,399          4,820
   Sandvik                               42,500          1,165
   Svenska Cellulosa, Class B            94,000          3,403
   Svenska Handelsbanken                364,700          6,200
   Volvo, Class B                       765,500         17,714
                                                    ----------
                                                        41,643
                                                    ----------
SWITZERLAND -- 7.0%
   Adecco                               237,400         11,730
   Ciba Specialty Chemicals*             38,796          2,631
   Compagnie Financiere Richemont       285,097          5,667
   Credit Suisse Group                  168,400          5,388

---------------------------------------------------------------
                                                   Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
   Givaudan                               5,100     $    2,159
   Holcim                               215,279          8,672
   Nestle                                99,775         23,006
   Novartis                             842,927         32,617
   Roche Holding                        107,781          8,937
   Schindler Holding*                     9,636          2,065
   Serono                                 1,932          1,264
   STMicroelectronics (A)               122,600          2,962
   Swiss Reinsurance                    160,122         10,173
   Swisscom                              21,649          6,311
   Syngenta                             101,037          5,478
   Synthes-Stratec                        1,690          1,497
   UBS (A)                              505,273         28,351
                                                    ----------
                                                       158,908
                                                    ----------
TAIWAN -- 0.4%
   Chunghwa Telecom ADR                 103,676          1,453
   Taiwan Semiconductor Manufacturing*  116,880            230
   Taiwan Semiconductor Manufacturing
     ADR*                               647,117          7,008
                                                    ----------
                                                         8,691
                                                    ----------
UNITED KINGDOM -- 20.2%
   Abbey National                       143,600          1,179
   Allied Domecq                        990,665          6,238
   ARM Holdings*                        329,600            537
   AstraZeneca                          545,851         23,282
   AstraZeneca ADR                      192,500          8,355
   Aviva                                478,400          3,712
   BAA                                  159,392          1,229
   BAE Systems                          728,849          2,034
   Barclays                           3,175,897         24,364
   BG Group                           1,053,200          4,427
   BHP Billiton                       1,681,239         11,159
   BOC Group                            361,731          4,964
   BP                                 3,684,466         25,281
   Brambles Industries                  169,900            479
   British American Tobacco           1,248,723         13,412
   BT Group                           2,125,700          6,357
   Bunzl                                490,701          3,718
   Cadbury Schweppes                  4,098,267         25,193
   Centrica                             634,400          1,913
   Compass Group                        194,600          1,122
   GlaxoSmithKline                    1,434,826         29,774
   Granada                            1,333,746          2,072
   GUS                                  355,224          3,872
   Hays                               2,995,395          5,362
   HBOS                                 168,800          1,929
   HSBC Holdings                      2,098,901         27,670
   Imperial Tobacco Group               532,980          8,687
   Intercontinental Hotels Group*       254,101          2,026
   International Power*                 153,578            340


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    11

SCHEDULE OF INVESTMENTS

International Equity Fund (Concluded)
September 30, 2003

---------------------------------------------------------------
                                                   Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
   Lloyds TSB Group                     518,200     $    3,562
   Mitchells & Butlers*                       1             --
   mmO2*                              8,257,600          7,854
   National Grid Transco              1,766,556         11,314
   Pearson                              633,600          6,003
   Persimmon                            259,100          2,316
   Prudential                           601,230          4,103
   Reckitt Benckiser                    265,521          5,338
   Reed Elsevier                      1,622,598         12,690
   Rentokil Initial                   2,099,928          7,440
   Reuters Group                        355,800          1,255
   Rexam                                332,800          2,195
   Rio Tinto                          1,012,100         21,574
   RMC Group                            147,078          1,456
   Rolls-Royce Group                  1,063,859          2,846
   Royal & Sun Alliance
     Insurance Group                  2,510,400          3,368
   Royal Bank of Scotland Group         624,604         15,877
   Safeway                              457,100          2,107
   Shell Transport & Trading            790,100          4,877
   Shire Pharmaceuticals*               173,300          1,255
   Signet Group                       1,331,800          2,334
   Smith & Nephew                     1,405,300          9,246
   Smiths Group                         385,840          4,289
   Standard Chartered                   308,500          4,308
   Trinity Mirror                       115,500          1,075
   Unilever                             639,900          5,464
   Vodafone Group                    24,141,938         48,131
   Whitbread                            249,000          2,881
   Wimpey George                        404,100          2,451
   Wolseley                             398,401          4,648
   WPP Group                            145,214          1,224
   Xstrata                              190,000          1,466
                                                    ----------
                                                       455,634
                                                    ----------
Total Common Stock
   (Cost $2,183,006) ($ Thousands)                   2,210,308
                                                    ----------

PREFERRED STOCK -- 0.1%
GERMANY -- 0.1%
   Porsche                                3,301          1,389
                                                    ----------
Total Preferred Stock
   (Cost $1,508) ($ Thousands)                           1,389
                                                    ----------

RIGHTS -- 0.0%
FRANCE -- 0.0%
   AXA, Expire 10/03/03 (A)             720,400             33
                                                    ----------

---------------------------------------------------------------
                             Shares/Face Amount    Market Value
Description                       ($ Thousands)   ($ Thousands)
---------------------------------------------------------------
UNITED KINGDOM -- 0.0%
     Royal & Sun Alliance,
     Expire 10/13/03                      2,510         $  511
                                                    ----------
Total Rights
   (Cost $1,169) ($ Thousands)                             544
                                                    ----------

FOREIGN CONVERTIBLE BONDS -- 0.1%
CAYMAN ISLANDS -- 0.1%
   SMFG Finance
        2.250%, 07/11/05           JPY  189,000          2,561
                                                    ----------
SWITZERLAND -- 0.0%
   Credit Suisse Group
        6.000%, 12/23/05           EUR      186            183
                                                    ----------
Total Foreign Convertible Bonds
   (Cost $2,430) ($ Thousands)                           2,744
                                                    ----------

U.S. TREASURY OBLIGATION -- 0.1%
UNITED STATES -- 0.1%
   U.S. Treasury Bill (2)
        1.030%, 02/26/04             $    2,500          2,490
                                                    ----------
Total U.S. Treasury Obligation
   (Cost $2,490) ($ Thousands)                           2,490
                                                    ----------

COMMERCIAL PAPER (B) -- 2.4%
UNITED STATES -- 2.4%
   Amstel Funding
        1.182%, 11/21/03                 18,286         18,256
   Atlantis One Funding
        1.161%, 11/10/03                 18,286         18,263
   Tannehill Capital
        1.212%, 11/14/03                 18,286         18,259
                                                    ----------
Total Commercial Paper
   (Cost $54,778) ($ Thousands)                         54,778
                                                    ----------

CORPORATE BONDS (B) -- 2.4%
UNITED STATES -- 2.4%
   CIT Group
        1.516%, 04/08/04                 19,993         20,029
   Liberty Light US Capital
        1.110%, 06/16/04                 18,286         18,283
   United Health Group
        1.185%, 11/11/03                 15,239         15,243
                                                    ----------
Total Corporate Bonds
   (Cost $53,555) ($ Thousands)                         53,555
                                                    ----------


--------------------------------------------------------------------------------
12    SEI Institutional International Trust / Annual Report / September 30, 2003

---------------------------------------------------------------
                                    Face Amount    Market Value
Description                       ($ Thousands)   ($ Thousands)
---------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.4%
   Barclays
     1.080%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $169,440,109
     (collateralized by various FNMA
     Obligations, ranging in par value
     $114,995,000-$167,417,000,
     1.000%-1.750%, 02/26/04-05/15/05;
     with total market value
     $172,824,040) (B)                 $169,435     $  169,435
   Morgan Stanley
     1.000%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $16,890,080
     (collateralized by FNMA
     Obligations, par value $17,170,000,
     3.250%, 08/15/08; with total
     market value $17,229,108)           16,890         16,890
   State Street Bank
     0.350%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $17,832,173
     (collateralized by U.S. Treasury
     Obligations, ranging in par value
     $1,155,000-$7,735,000,
     2.000%-3.625%, 03/31/04-11/30/04,
     with total market value
    $18,203,593)                         17,832         17,832
   UBS Securities
     1.090%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $121,913,426
     (collateralized by various FNMA
     Obligations, ranging in par value
     $3,475,000-$22,025,000,
     1.750%-6.875%, 08/15/04-07/15/13;
     with total market value
     $124,350,995) (B)                  121,910        121,910
                                                    ----------
Total Repurchase Agreements
   (Cost $326,067) ($ Thousands)                       326,067
                                                    ----------
   Total Investments -- 117.3%
     (Cost $2,625,003) ($ Thousands)                $2,651,875
                                                    ==========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Percentages are based on Net Assets of $2,260,095,398.
 *  Non-Income Producing Security
(1) Security sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investros." As of September 30, 2003 the total value of this security was $1,126,883, representing 0.05% of the Fund's net assets.
(2) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.
(A) This security or a partial position of this security is on loan at September 30, 2003 (see Note 10). The total value of securities on loan at September 30, 2003 was $377,164,324.
(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of September 30, 2003 was $399,678,418.
ADR -- American Depositary Receipt
EUR -- Euro
FDR -- Fiduciary Depositary Receipt
FNMA -- Federal National Mortgage Association
GDR -- Global Depositary Receipt
JPY -- Japanese Yen

                                                      MARKET
                                       % OF           VALUE
SECTOR DIVERSIFICATION (UNAUDITED)  NET ASSETS    ($ THOUSANDS)
----------------------------------  ----------    -------------
COMMON STOCK
Financials                               20.7%      $467,117
Consumer Staples                         20.0        452,456
Communication                            13.1        296,920
Industrials                              12.0        270,549
Consumer Discretionary                   10.3        233,309
Energy                                    8.6        193,135
Basic Materials                           6.4        144,935
Technology                                4.2         93,735
Utilities                                 2.5         56,328
Diversified                                --          1,286
Information Technology                     --            538
                                        -----     ----------
TOTAL COMMON STOCK                       97.8      2,210,308
REPURCHASE AGREEMENTS                    14.4        326,067
COMMERCIAL PAPER                          2.4         54,778
CORPORATE BONDS                           2.4         53,555
FOREIGN CONVERTIBLE BONDS                 0.1          2,744
U.S. TREASURY OBLIGATION                  0.1          2,490
PREFERRED STOCK                           0.1          1,389
RIGHTS                                     --            544
                                        -----     ----------
TOTAL INVESTMENTS                       117.3      2,651,875
TOTAL OTHER ASSETS & LIABILITIES, NET   (17.3)     (391,780)
                                        -----     ----------
TOTAL NET ASSETS                        100.0%    $2,260,095
                                        =====     ==========


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    13

SCHEDULE OF INVESTMENTS


Emerging Markets Equity Fund
September 30, 2003

---------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
COMMON STOCK -- 92.5%
ARGENTINA -- 0.2%
   IRSA Inversiones y
     Representaciones GDR*              132,300       $  1,217
   Petrobas Energia Participaciones
     ADR                                 71,466            633
                                                      --------
                                                         1,850
                                                      --------
BRAZIL -- 5.7%
   Aracruz Celulose ADR                 101,643          2,775
   Banco Itau Holding Financeira ADR     40,870          1,479
   Brasil Telecom                     1,423,567              6
   Brasil Telecom Participacoes
     ADR (C)                             97,006          3,715
   Cia Brasileira de Distribuicao
     Grupo
     Pao de Acucar ADR (C)              211,061          3,985
   Cia de Saneamento Basico
     do Estado
     de Sao Paulo                    42,970,000          1,849
   Cia Energetica de Minas
     Gerais ADR                           7,000             83
   Cia Vale do Rio Doce ADR             230,723          9,043
   Empresa Brasileira de
     Aeronautica ADR                    183,256          3,867
   Gerdau ADR                           131,522          1,895
   Petroleo Brasileiro                  305,737          7,011
   Petroleo Brasileiro ADR              634,870         13,491
   Tele Celular Sul Participacoes
     ADR                                 81,700            767
   Tele Nordeste Celular
     Participacoes ADR                   26,600           537
   Telecomunicacoes Brasileiras
     ADR (C)                             53,360          1,717
   Ultrapar Participacoes ADR            57,900            603
   Uniao de Bancos Brasileiros ADR       47,500            941
                                                      --------
                                                        53,764
                                                      --------
CHILE -- 1.3%
   Banco Santander Chile ADR             36,800            846
   Cia Cervecerias Unidas ADR (C)       107,577          1,904
   Cia de Telecomunicaciones
     de Chile ADR                       149,230          1,903
   CorpBanca*                       153,292,300            645
   Distribucion y Servicio D&S ADR      252,786          4,292
   Empresa Nacional de
     Electricidad ADR*                  129,600          1,400
   Enersis ADR                           66,722            386
   Farmacias Ahumada                    342,646            770
                                                      --------
                                                        12,146
                                                      --------
CHINA -- 2.6%
   Aluminum Corp of China            11,064,000          3,715
   Beijing Datang Power Gen. (C)      1,752,000            950
   Byd (A)                              482,000          1,195
   China Petroleum & Chemical         1,034,000            287
   China Southern Airlines*           3,852,000          1,306
   China Telecom                     13,596,000          3,511
   First Tractor*                     4,880,000            914
   Legend Group (C)                   2,232,000            894
   PetroChina                        13,068,000          4,430

---------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
   Qingling Motors (C)                4,835,200       $    749
   Shandong International Power
     Development                      5,014,100          1,489
   Sinopec Shanghai Petrochemical (C) 2,930,000            621
   Sinopec Yizheng Chemical Fibre     8,845,600          1,336
   Sinotrans                          3,634,000          1,408
   Zhejiang Glass                     3,767,000          1,070
                                                      --------
                                                        23,875
                                                      --------
COLOMBIA -- 0.0%
   Bancolombia ADR                       80,900            391
                                                      --------
CROATIA -- 0.2%
   Pliva D.D. GDR (A)                   113,800          1,619
                                                      --------
CZECH REPUBLIC -- 0.6%
   CEZ                                  249,900          1,228
   Komercni Banka                        49,772          4,273
                                                      --------
                                                         5,501
                                                      --------
EGYPT -- 0.8%
   Commercial International
     Bank GDR (A)                       153,100            903
   Misr International Bank
     SAE GDR (A)                        428,325            482
   Mobinil-Eqyptian Mobile
     Services                           342,364          3,360
   Orascom Construction Industries      166,317          1,571
   Suez Cement (A)                       99,248            809
                                                      --------
                                                         7,125
                                                      --------
HONG KONG -- 2.8%
   ASM Pacific Technology               159,500            539
   China Merchants Holdings
     Internationa                    l2,256,000          2,593
   China Mobile                       2,748,000          7,239
   China Mobile ADR                      70,900            924
   China Resources Enterprise         3,741,900          4,059
   Citic Pacific                        336,000            688
   CNOOC                              3,510,000          5,983
   Fountain SET Holdings              1,042,000            821
   Shanghai Industrial Holdings         923,000          1,663
   Yue Yuen Industrial Holdings         408,000          1,217
                                                      --------
                                                        25,726
                                                      --------
HUNGARY -- 1.8%
   Egis                                   6,828            250
   Gedeon Richter                        14,025          1,359
   Matav                                831,391          3,064
   Mol Magyar Olaj - es Gazipari        114,716          3,151
   OTP Bank*                            770,590          9,136
                                                      --------
                                                        16,960
                                                      --------


--------------------------------------------------------------------------------
14    SEI Institutional International Trust / Annual Report / September 30, 2003

---------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
INDIA -- 6.8%
   Bajaj Auto*                           24,500       $    423
   Bajaj Auto GDR (A)*                   39,800            677
   Bharat Petroleum                     110,400            885
   Bharti Televentures*                 754,729          1,316
   Cadila Healthcare                    146,000          1,036
   Divi's Laboratories                   29,000            567
   Dr. Reddy's Laboratories ADR          27,418            643
   GAIL India                           740,900          2,385
   GAIL India GDR (A)                    94,900          1,833
   GlaxoSmithkline Pharmaceuticals       53,000            523
   HDFC Bank ADR                         35,600            765
   Hindalco Industries                  250,874          5,037
   Hindalco Industries GDR (A)          100,900          2,032
   Hindustan Petroleum                  106,285            841
   ICICI Bank                            55,000            246
   ICICI Bank ADR                       206,925          2,185
   Indian Hotels GDR (A)                 36,800            212
   Infosys Technologies                  27,018          2,671
   ITC                                   54,400            952
   ITC GDR (A)                          106,000          1,855
   Jupiter Bioscience                   246,340            434
   Larsen & Tourbo                      263,000          1,853
   Mahanagar Telephone Nigam            535,000          1,402
   Mahanagar Telephone Nigam ADR        327,750          1,734
   Mahindra & Mahindra                   44,000            228
   Mahindra & Mahindra GDR (A)          146,400            759
   Maruti Udyog*                        758,200          3,853
   Nicholas Piramal                      62,000            542
   NIIT                                 158,692            511
   Punjab National Bank                 521,681          2,123
   Ranbaxy Laboratories                  23,176            488
   Reliance Industries                  325,800          3,161
   Reliance Industries GDR (A) (C)      186,700          3,812
   Satyam Computer Services             523,500          2,906
   Satyam Computer Services ADR         129,400          1,669
   State Bank of India                  106,000          1,046
   State Bank of India GDR (A)           46,800          1,179
   Tata Iron & Steel                    270,000          1,603
   Tata Motors                          310,238          2,084
   Tata Motors GDR (A) (C)              426,529          2,824
   Tata Power                           298,975          1,205
   Welspun-Gujarat Stahl*             1,006,000            752
                                                      --------
                                                        63,252
                                                      --------
INDONESIA -- 1.8%
   Astra Agro Lestari                 1,483,000            278
   Astra International*               4,136,500          2,230
   Gudang Garam                       1,042,000          1,396
   HM Sampoerna                       3,515,500          1,895
   Indofood Sukses Makmur            14,914,200          1,288
   Indonesian Satellite               1,019,000          1,141

---------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
   Kalbe Farma                        6,645,000       $    495
   Ramayana Lestari Sentosa           4,925,500          2,391
   Telekomunikasi Indonesia           8,498,000          5,770
                                                      --------
                                                        16,884
                                                      --------
ISRAEL -- 2.6%
   Bank Hapoalim*                     2,242,373          4,415
   Check Point Software
     Technologies*                      220,172          3,699
   ECI Telecom*                          50,850            205
   Koor Industries*                           1             --
   Makhteshim-Agan Industries           218,200            615
   Super-Sol                            359,800            720
   Teva Pharmaceutical Industries ADR   254,180         14,526
                                                      --------
                                                        24,180
                                                      --------
LUXEMBOURG -- 0.3%
   Tenaris ADR*                          93,770          2,468
                                                      --------
MALAYSIA -- 3.3%
   British American Tobacco Malaysia    365,000          3,794
   Commerce Asset Holdings              988,500            957
   Crest Petroleum*                     273,300            913
   Gamuda                               820,000          1,413
   Genting                            1,015,000          4,007
   Malakoff                           1,366,000          1,704
   Malayan Banking                      738,000          1,864
   Malaysia International Shipping    1,896,300          4,940
   Maxis Communications                 567,400            941
   OYL Industries                       246,800          1,884
   Public Bank                        4,399,687          2,898
   Resorts World                        336,000            840
   Road Builder (M) Holdings            591,000            582
   Salcon*                              905,000            655
   Scomi Group                          401,800            994
   Sime Darby                         1,699,900          2,304
   YTL Cement                           382,100            422
                                                      --------
                                                        31,112
                                                      --------
MEXICO -- 8.1%
   Alfa                                 262,600            633
   America Movil, Series L ADR          508,862         11,760
   Apasco                                82,000            628
   Cemex                                364,224          1,810
   Cemex ADR                            124,100          3,096
   Coca-Cola Femsa ADR*                 129,400          2,743
   Consorcio*                           166,400            391
   Controladora Comercial Mexicana    2,381,100          1,629
   Corporacion GEO, Series B*           147,200            660
   Desc, Series B                     2,256,800            771
   Embotelladoras Arca*                 381,600            667
   Fomento Economico Mexicano ADR       104,289          3,979


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    15

SCHEDULE OF INVESTMENTS

September 30, 2003

---------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
   Grupo Aeroportuario del
     Sureste ADR                         52,100       $    766
   Grupo Bimbo, Series A                202,200            311
   Grupo Continental                    543,700            803
   Grupo Financiero Banorte           1,062,577          3,192
   Grupo Financiero BBVA Bancomer,
     Series B (C)*                    8,723,973          7,596
   Grupo Financiero Inbursa             417,800            454
   Grupo Televisa ADR                    73,830          2,701
   Kimberly-Clark de Mexico,
     Series A (C)                     2,314,231          5,588
   Organizacion Soriana, Series B*      168,700            349
   Telefonos de Mexico, Series L ADR    588,477         17,978
   TV Azteca ADR                        122,500            919
   Wal-Mart de Mexico, Series C         628,283          1,628
   Wal-Mart de Mexico, Series D (C)   1,690,126          4,877
                                                      --------
                                                        75,929
                                                      --------
MOROCCO -- 0.1%
   Ona                                    7,923            695
                                                      --------
PERU -- 0.1%
   Cia de Minas Buenaventura ADR         28,500          1,128
                                                      --------
PHILIPPINES -- 0.7%
   ABS-CBN Broadcasting PDR*          1,097,900            485
   Bank of the Philippine Islands     1,014,741            795
   Manila Electric*                   1,416,700            587
   Philippine Long Distance
     Telephone*                         166,020          1,936
   Philippine Long Distance
     Telephone ADR*                     109,550          1,293
   SM Prime Holdings                  9,562,000          1,098
   Universal Robina                   4,070,040            423
                                                      --------
                                                         6,617
                                                      --------
POLAND -- 1.1%
   Bank Przemyslowo-Handlowy             13,471          1,062
   KGHM Polska Miedz*                   402,625          2,006
   Polski Koncern Naftowy Orlen         526,508          3,172
   Polski Koncern Naftowy Orlen GDR (C)  96,621          1,169
   Telekomunikacja Polska               486,907          1,696
   Telekomunikacja Polska GDR           394,694          1,386
                                                      --------
                                                        10,491
                                                      --------
RUSSIA -- 4.8%
   LUKOIL ADR (A) (C)                   199,332         16,401
   Mobile Telesystems ADR                97,261          7,154
   OAO Gazprom ADR                       16,700            412
   Sibirtelecom ADR*                      9,700            233
   Sibneft ADR                           44,500          1,290
   Surgutneftegaz ADR                    53,772          1,237

---------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
   Uralsvyazinform ADR*                  51,400       $    273
   Vimpel-Communications ADR*            80,100          4,875
   VolgaTelecom ADR                      97,300            399
   YUKOS ADR (C)                        208,340         12,917
                                                      --------
                                                        45,191
                                                      --------
SINGAPORE -- 0.1%
   Huan Hsin Holdings                   800,000            569
                                                      --------
SOUTH AFRICA -- 9.5%
   ABSA Group                         1,562,280          7,730
   Anglo American Platinum               32,182          1,187
   Anglogold (C)                         42,265          1,632
   Aveng                                619,980            757
   Barloworld                           206,186          1,680
   Bidvest Group                        430,090          2,566
   FirstRand                          4,239,141          4,443
   Gold Fields                          194,997          2,791
   Harmony Gold Mining                   17,067            244
   Illovo Sugar                         507,840            561
   Impala Platinum Holdings              84,665          7,062
   Imperial Holdings                    128,000          1,047
   Iscor                              1,434,946          4,182
   Massmart Holdings                     84,100            307
   Metro Cash & Carry*                3,765,869          1,119
   MTN Group*                         2,368,706          6,768
   Nampak                             2,056,425          3,632
   Naspers                              349,987          1,420
   Nedcor                               769,087          7,641
   Network Healthcare Holdings*         500,600            295
   Pick'n Pay Stores                  1,452,676          3,045
   Remgro                               218,692          1,824
   Sage Group*                           92,520             27
   Sanlam                             6,580,300          7,209
   Sappi                                 34,000            448
   Sasol                                862,286         10,300
   Shoprite Holdings                  1,072,317          1,185
   Standard Bank Group                  313,139          1,439
   Steinhoff International Holdings   2,452,706          2,483
   Telkom South Africa ADR*              32,100            813
   Tiger Brands                         202,095          1,988
   Tongaat-Hulett Group                 218,000          1,095
                                                      --------
                                                        88,920
                                                      --------
SOUTH KOREA -- 17.0%
   Cheil Communications                  10,200          1,180
   CJ                                    41,570          1,905
   Daelim Industrial                     83,700          1,761
   Daewoo Heavy Industries
     & Machinery*                       237,000          1,459
   Daewoo Motor Sales                   154,310          1,077
   Honam Petrochemical                   46,400          1,654
   Hyundai Development                   23,130            199


--------------------------------------------------------------------------------
16    SEI Institutional International Trust / Annual Report / September 30, 2003

---------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
   Hyundai Elevator*                     54,100       $  1,162
   Hyundai Merchant Marine*             221,500          1,130
   Hyundai Mobis                        284,500          9,152
   Hyundai Motor                        317,240          9,130
   INI Steel                            237,000          1,442
   Kangwon Land                           9,400          1,128
   Kia Motors                           212,900          1,481
   Kookmin Bank                         387,670         12,707
   Kookmin Bank ADR                      42,344          1,393
   Korea Electric Power                 357,350          6,727
   Korea Exchange Bank*                 345,010          1,386
   Korea Exchange Bank Credit
     Service*                           128,147            892
   Korea Fine Chemical                   10,960            131
   Korea Line*                          129,590            907
   KT                                     8,150            321
   KT ADR (C)                           280,742          5,595
   KT&G                                  43,640            782
   KT&G ADR (A)                         247,000          2,230
   Kumkang Korea Chemical                 7,550            637
   LG Card                               69,491          1,088
   LG Chem                               45,720          1,821
   LG Electronics                        20,090            969
   LG Engineering & Construction        144,460          2,449
   Nong Shim                              8,072            898
   Nong Shim Holdings*                    2,557             70
   Ottogi                                11,020            241
   POSCO                                 85,520          9,815
   POSCO ADR                            106,750          3,053
   Power Logics*                         16,450            426
   Samsung                              293,560          1,927
   Samsung Electronics                  126,970         43,275
   Samsung Fire & Marine Insurance       77,060          4,315
   Samsung SDI                           13,050          1,101
   Shinhan Financial Group              105,251          1,428
   Shinsegae                             50,807          8,989
   Shinyoung Securities                  57,000            558
   SK Telecom                            42,333          6,772
   SK Telecom ADR                       160,671          2,866
                                                      --------
                                                       159,629
                                                      --------
TAIWAN -- 12.0%
   Accton Technology                  1,510,649          1,105
   Acer                               1,868,855          2,574
   Advanced Semiconductor
     Engineering*                     2,695,473          2,116
   Ambit Microsystems                   833,800          2,457
   Asustek Computer                   1,542,125          3,906
   AU Optronics*                      3,204,600          4,101
   Basso Industry*                      235,000            449
   Cathay Financial Holding*            428,000            558
   Cathay Financial Holding GDR (C)*     54,903            716
   China Steel                        2,726,716          2,092
   Chinatrust Financial Holding       5,991,927          5,129

---------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
   Chunghwa Telecom ADR                 267,300       $  3,745
   CMC Magnetics*                     2,899,000          2,190
   Compal Electronics                 1,093,190          1,538
   Continental Engineering*           1,423,000            523
   Elan Microelectronics              1,121,496          1,023
   First Financial Holding*             718,000            415
   Fubon Financial Holding            2,172,319          2,123
   High Tech Computer                   202,800            736
   HON HAI Precision Industry         1,600,500          6,922
   Kindom Construction*               1,609,000            538
   Largan Precision*                    185,900          1,889
   Lite-On Technology                 1,750,000          1,882
   Makalot Industrial                   406,000            788
   MediaTek                             439,290          4,827
   Meiloon Industrial                   534,600            681
   Nan Ya Plastic                     4,418,722          5,235
   Nien Made Enterprises              1,128,256          1,905
   Optimax Technology                   543,340          1,601
   President Chain Store                755,840          1,037
   Quanta Computer                      957,400          2,340
   Sinopac Holdings                   5,895,211          2,759
   Standard Foods GDR (A)               287,564            345
   Taishin Financial Holdings         6,854,000          4,040
   Taiwan Cellular                    2,931,632          2,301
   Taiwan Semiconductor
     Manufacturing*                   9,983,822         19,666
   United Microelectronics*          11,569,405          9,595
   United Microelectronics ADR (C)*     249,624          1,126
   Wan Hai Lines                        551,040            496
   Yageo*                             6,399,440          2,701
   Yieh Phui Enterprise*              3,111,060          2,248
                                                      --------
                                                       112,418
                                                      --------
THAILAND -- 3.4%
   Advanced Info Service                892,500          1,363
   Amata                              6,768,000          1,780
   Bangkok Bank*                        846,100          1,822
   Bangkok Expressway                 1,720,000            960
   BEC World                            113,000            668
   Charoen Pokphand Foods             3,403,100            419
   Hana Microelectronics                167,700            395
   Kasikornbank*                      2,280,800          2,799
   PTT                                3,960,200          8,232
   PTT Exploration & Production         332,100          1,381
   Shin                               5,140,000          3,051
   Siam Cement                        1,074,550          5,436
   Siam Commercial Bank*              2,363,800          2,294
   Siam Makro                           400,000            343
   Telecomasia*                       7,367,000          1,255
                                                      --------
                                                        32,198
                                                      --------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    17

SCHEDULE OF INVESTMENTS


Emerging Markets Equity Fund (Concluded)
September 30, 2003

---------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
---------------------------------------------------------------
TURKEY -- 1.3%
   Akbank                         1,274,519,359       $  5,080
   Anadolu Efes Biracilik
     Ve Malt Sanayii                 75,640,500            896
   Enka Insaat ve Sanayi             21,568,000            797
   Hurriyet Gazeteci*               938,607,207          2,056
   Tupras Turkiye Petrol Rafine     155,843,249          1,332
   Turk Ekonomi Bankasi*            103,000,000            171
   Turkiye Garanti Bankasi*         954,715,851          1,748
                                                      --------
                                                        12,080
                                                      --------
UNITED KINGDOM -- 3.5%
   Anglo American                       227,463          4,085
   Anglo American (South
     African Shares)                  1,328,541         23,751
   Dimension Data Holdings*           1,372,424            593
   Old Mutual                         1,799,598          2,773
   Old Mutual (South
     African Shares)                  1,234,435          1,879
                                                      --------
                                                        33,081
                                                      --------
VENEZUELA -- 0.0%
   Cia Anonima Nacional Telefonos
     de Venezuela ADR                    30,599            423
                                                      --------
Total Common Stock
   (Cost $711,340) ($ Thousands)                       866,222
                                                      --------

PREFERRED STOCK -- 3.1%
BRAZIL -- 3.0%
   Brasil Telecom                   123,350,000            548
   Cia de Bebidas das
     Americas ADR                       302,883          6,557
   Cia Energetica de Minas
     Gerais                         339,753,493          3,987
   Cia Paranaense de Energia            176,566            569
   Cia Tecidos Norte De Mina         21,100,000          1,564
   Cia Vale do Rio Doce
     Unconverted Participants*            8,352             --
   Duratex*                          13,000,000            275
   Gerdau                               297,418          4,150
   Investimentos Itau                 4,004,188          3,556
   Klabin                                30,000             31
   Marcopolo                            415,700            575
   Tele Norte Leste
     Participacoes (C)                   80,700          1,125
   Telecomunicacoes de Sao Paulo     86,100,000          1,059
   Telemar Norte Leste              182,528,000          3,140
   Telemig Celular Participacoes    394,100,000            512
                                                      --------
                                                        27,648
                                                      --------
RUSSIA -- 0.0%
   Uralsvyazinform ADR*                  32,500            134
                                                      --------

---------------------------------------------------------------
                             Shares/Face Amount    Market Value
Description                       ($ Thousands)   ($ Thousands)
---------------------------------------------------------------
SOUTH KOREA -- 0.1%
   Hyundai Motor                        100,040       $  1,418
                                                      --------
Total Preferred Stock
   (Cost $24,679) ($ Thousands)                         29,200
                                                      --------

EQUITY LINKED WARRANTS (B) -- 2.8%
INDIA -- 2.8%
   Bajaj Auto*                          236,986          4,151
   Bharat Heavy*                        524,600          4,695
   Bharti Televentures*               1,080,268          1,909
   Crompton Greaves*                    357,817            798
   Grasim Industries*                   367,104          5,358
   Hindustan Petroleum*                 439,000          3,520
   I-Flex Solution*                     191,560          3,298
   Reliance Industries*                 192,360          1,873
                                                      --------
Total Equity Linked Warrants
   (Cost $15,740) ($ Thousands)                         25,602
                                                      --------

COMMERCIAL PAPER (D) -- 0.3%
UNITED STATES -- 0.3%
   Amstel Funding
        1.182%, 11/21/03            $      991             989
   Atlantis One Funding
        1.161%, 11/10/03                   991             990
   Tannehill Capital
        1.212%, 11/14/03                   991             989
                                                      --------
Total Commercial Paper
   (Cost $2,968) ($ Thousands)                           2,968
                                                      --------

CORPORATE BONDS (D) -- 0.3%
UNITED STATES -- 0.3%
   CIT Group
        1.516%, 04/08/04                 1,083           1,085
   Liberty Light US Capital
        1.110%, 06/16/04                   991             991
   United Health Group
        1.185%, 11/11/03                   826             826
                                                      --------
Total Corporate Bonds
   (Cost $2,902) ($ Thousands)                           2,902
                                                      --------


--------------------------------------------------------------------------------
18    SEI Institutional International Trust / Annual Report / September 30, 2003

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                       ($ Thousands)   ($ Thousands)
---------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.6%
   Barclays
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase price
     $9,180,029 (collateralized by various
     FNMA Obligations, ranging in par value
     $114,995,000--$167,417,000,
     1.000%-1.750%, 02/26/04-05/15/05;
     with total market value
     $9,363,366)(D)                      $9,180       $  9,180
   Morgan Stanley
     1.000%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $8,772,355 (collateralized by
     FNMA Obligations, par value
     $8,681,336, 5.500%, 02/15/32;
     with total market value $8,947,554)  8,772          8,772
   State Street Bank
     0.350%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $9,305,090
     (collateralized by U.S. Treasury
     Obligations, ranging in par value
     $950,000-$4,815,000, 3.625%,
     03/31/04; with total market value
     $9,496,491)                          9,305          9,305
   UBS Securities
     1.090%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $6,605,099
     (collateralized by various FNMA
     Obligations, ranging in par value
     $3,475,000-$22,025,000,
     1.750%-6.875%, 08/15/04-07/15/13;
     with total market value
     $6,737,164)(D)                       6,605          6,605
                                                      --------
Total Repurchase Agreements
   (Cost $33,862) ($ Thousands)                         33,862
                                                      --------
   Total Investments -- 102.6%
     (Cost $791,491) ($ Thousands)                    $960,756
                                                      ========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Percentages are based on Net Assets of $936,559,804.
 *  Non-Income Producing Security
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of September 30, 2003 the total value of these securities was $20,836,016, representing 2.22% of the Fund's net assets.
(B) Securities are not readily marketable. See Note 2 in Notes to Financial Statements.
(C) This security or a partial position of this security is on loan at September 30, 2003 (see Note 10). The total value of securities on loan at September 30, 2003 was $20,655,372.
(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of September 30, 2003 was $21,654,020.
ADR -- American Depositary Receipt
FNMA -- Federal National Mortgage Association
GDR -- Global Depositary Receipt
PDR -- Philippine Depositary Receipt
Amounts designated as "--" are either $0 or have been rounded to $0.

                                                     MARKET
                                        % OF          VALUE
SECTOR (UNAUDITED)                   NET ASSETS   ($ THOUSANDS)
------------------                   ----------   -------------
COMMON STOCK
Financials                               15.2%     $142,092
Communication                            15.0       140,198
Basic Materials                          12.4       116,232
Industrials                              11.7       109,994
Energy                                   10.4        97,885
Consumer Discretionary                    8.9        83,617
Technology                                7.1        66,318
Consumer Staples                          6.7        62,489
Diversified                               2.5        23,541
Utilities                                 2.5        23,368
Health Care                               0.1           488
                                        -----      --------
TOTAL COMMON STOCK                       92.5       866,222
REPURCHASE AGREEMENTS                     3.6        33,862
PREFERRED STOCK                           3.1        29,200
EQUITY LINKED WARRANTS                    2.8        25,602
COMMERCIAL PAPER                          0.3         2,968
CORPORATE BONDS                           0.3         2,902
                                        -----      --------
TOTAL INVESTMENTS                       102.6       960,756
TOTAL OTHER ASSETS & LIABILITIES, NET    (2.6)      (24,196)
                                        -----      --------
TOTAL NET ASSETS                        100.0%     $936,560
                                        =====      ========

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    19

SCHEDULE OF INVESTMENTS


International Fixed Income Fund
September 30, 2003

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                    ($ Thousands)(1)   ($ Thousands)
---------------------------------------------------------------
GLOBAL BONDS -- 79.8%
AUSTRIA -- 0.0%
   Republic of Austria, Series E, MTN
        5.500%, 10/20/07                    210       $    268
                                                      --------
BELGIUM -- 1.8%
   Kingdom of Belgium, Series 23
        8.000%, 03/28/15                     60             94
   Kingdom of Belgium, Series 28
        5.750%, 03/28/08                     10             13
   Kingdom of Belgium, Series 31
        5.500%, 03/28/28                 12,150         15,446
                                                      --------
                                                        15,553
                                                      --------
DENMARK -- 1.5%
   Kingdom of Denmark
        8.000%, 03/15/06                 72,733         12,828
                                                      --------
FINLAND -- 0.6%
   UPM-Kymmene Oyj, Series E, MTN
        6.125%, 01/23/12                  3,950          5,003
                                                      --------
FRANCE -- 2.4%
   France Telecom, Series E, MTN
        8.125%, 01/28/33                  1,680          2,452
   Government of France*
        5.750%, 10/25/32                 13,610         18,126
                                                      --------
                                                        20,578
                                                      --------
GERMANY -- 0.3%
   Henkel KGaA, Series E, MTN
        4.250%, 06/10/13                  2,080          2,407
                                                      --------
GREECE -- 1.6%
   Hellenic Republic
        6.300%, 01/29/09                  5,360          7,113
        5.900%, 10/22/22                  5,300          6,971
                                                      --------
                                                        14,084
                                                      --------
IRELAND -- 0.3%
   Allied Irish Banks
        7.500%, 02/28/11                  1,910          2,597
                                                      --------
ITALY -- 3.6%
   Buoni Poliennali Del Tesoro
        5.750%, 02/01/33                  8,910         11,618
        5.000%, 10/15/07                    900          1,125
   San Paolo IMI Capital
        8.126%, 11/10/10                  2,010          2,805
   Sanpaolo IMI, Series E, MTN
        6.375%, 04/06/10                  4,300          5,702

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                    ($ Thousands)(1)   ($ Thousands)
---------------------------------------------------------------
   UniCredito Italiano, Series 1, MTN
        6.000%, 03/16/11                  7,700       $  9,993
                                                      --------
                                                        31,243
                                                      --------
JAPAN -- 21.6%
   Government of Japan 5 Year Bond,
     Series 21
        0.400%, 06/20/07              7,901,000         70,522
   Government of Japan 10 Year Bond,
     Series 236
        1.500%, 12/20/11              7,940,000         72,611
   Government of Japan 10 Year Bond,
     Series 237
        1.500%, 03/20/12              4,786,000         43,723
                                                      --------
                                                       186,856
                                                      --------
LUXEMBOURG -- 0.4%
   Sogerim, Series E, MTN
        6.125%, 04/20/06                  2,840          3,535
                                                      --------
MALAYSIA -- 0.0%
   Petronas Capital
        6.375%, 05/22/09                    200            255
                                                      --------
NETHERLANDS -- 5.1%
   Arena, Series 2003-1, Class A2
        4.300%, 05/19/55                 10,500         12,359
   Deutsche Telekom International
        Finance
        8.125%, 05/29/12                  4,950          7,085
   E.ON International Finance,
        Series E, MTN
        5.750%, 05/29/09                  6,515          8,332
   Munich Re Finance
        6.750%, 06/21/23                  2,320          2,922
   Saecure, Series A2
        5.710%, 11/25/07                  6,000          7,593
   Suedzucker International Finance
        5.750%, 02/27/12                  4,920          6,234
                                                      --------
                                                        44,525
                                                      --------
NEW ZEALAND -- 0.5%
   Fonterra Cooperative Group,
     Series E, MTN
        5.250%, 05/21/07           EUR    3,110          3,857
                                                      --------
POLAND -- 2.4%
   Government of Poland, Series 0205
        8.500%, 02/12/05                 78,150         20,691
                                                      --------
PORTUGAL -- 3.8%
   Portugal Obrigacoes do Tesouro OT
        4.875%, 08/17/07                 18,640         23,165


--------------------------------------------------------------------------------
20    SEI Institutional International Trust / Annual Report / September 30, 2003

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                    ($ Thousands)(1)   ($ Thousands)
---------------------------------------------------------------
   Portugal Obrigacoes do Tessouro OT
        3.950%, 07/15/09                  8,000       $  9,539
                                                      --------
                                                        32,704
                                                      --------
SWEDEN -- 7.9%
   Kingdom of Sweden, Series 1035
        6.000%, 02/09/05                 56,820          7,634
   Kingdom of Sweden, Series 1040
        6.500%, 05/05/08                 29,790          4,286
   Kingdom of Sweden, Series 1043
        5.000%, 01/28/09                347,300         47,165
   Nordea Bank
        6.000%, 12/13/10           EUR    7,700          9,546
                                                      --------
                                                        68,631
                                                      --------
UNITED KINGDOM -- 15.2%
   Bank of Scotland, Series E, MTN
        6.125%, 02/05/13           EUR    2,630          3,448
        5.500%, 07/27/09           EUR    4,950          6,226
        5.500%, 10/29/12           EUR    5,000          6,267
   British Telecommunications
        7.125%, 02/15/11           EUR    2,100          2,862
   Chester Asset Receivables
        6.125%, 10/15/10           EUR   15,770         20,789
   Compass Group, Series E, MTN
        6.000%, 05/29/09           EUR    2,410          3,090
   European Investment Bank
        5.375%, 10/15/12           EUR   15,800         20,264
   Granite Mortgages,
     Series 2002-2, Class 2A
        2.320%, 01/20/43           EUR    6,500          7,570
   HSBC Capital Funding
        8.030%, 06/30/12           EUR    3,060          4,383
   Hilton Group Finance,
     Series E, MTN
        6.500%, 07/17/09           EUR    1,820          2,346
   Imperial Tobacco Finance,
     Series E, MTN
        6.250%, 06/06/07           EUR    4,950          6,260
   NGG Finance
        6.125%, 08/23/11           EUR    3,820          4,867
   Permanent Financing
        5.100%, 06/11/07           EUR   10,200         12,645
   Royal Bank of Scotland Group
        6.770%, 03/31/05           EUR    7,410          9,143
   United Kingdom Treasury
        7.500%, 12/07/06                      8             15
        4.250%, 06/07/32                  7,390         11,493
   United Utilities Water,
     Series E, MTN
        6.625%, 11/08/07           EUR    7,800         10,167
                                                      --------
                                                       131,835
                                                      --------

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                    ($ Thousands)(1)   ($ Thousands)
---------------------------------------------------------------
UNITED STATES -- 10.8%
   Caterpillar Financial Asset Trust,
     Series 2003-A, Class A1
        1.229%, 05/25/04           EUR    8,938       $  8,940
   Centex Home Equity, Series 2003-C,
     Class AV
        1.430%, 09/25/33           EUR   15,000         15,009
   Chase Credit Card Master Trust,
     Series 1998-4
        5.000%, 08/15/08           EUR    7,200          8,940
   Citibank Credit Card
     Issurance Trust
        5.375%, 04/10/13           EUR    6,800          8,567
   First USA Credit Card
     Master Trust,
     Series 1996-6, Class A
        1.260%, 07/10/06           EUR   10,000         10,000
   First USA Credit Card
     Master Trust,
     Series 2001-2, Class A
        1.210%, 11/20/06           EUR   10,000          9,999
   Ford Motor Credit, Series E,
     MTN
        6.750%, 01/14/08           EUR    2,650          3,269
   General Motors Acceptance,
     Series E, MTN
        6.125%, 03/15/07           EUR    4,740          5,765
   Goldman Sachs Group
        5.125%, 04/24/13           EUR      810            986
   Honda Auto Receivables
     Owners Trust,
        1.233%, 06/11/04           EUR    8,016          8,015
   MBNA Credit Card Master Trust,
     Series 2002-A2, Class A
        5.600%, 07/17/14           EUR    6,650          8,470
   MBNA Credit Card Master Trust,
     Series 2003-C4
        6.100%, 05/17/13           EUR    1,100          1,820
   SLMA Student Loan Trust
        3.800%, 06/17/10           EUR    3,500          4,047
                                                      --------
                                                        93,827
                                                      --------
Total Global Bonds
   (Cost $637,003) ($ Thousands)                       691,277
                                                      --------

U.S. TREASURY OBLIGATION -- 0.6%
     U.S. Treasury Bill (2)
        0.934%, 01/15/04                  5,000          4,986
                                                      --------
Total U.S. Treasury Obligation
   (Cost $4,986) ($ Thousands)                           4,986
                                                      --------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    21

SCHEDULE OF INVESTMENTS

International Fixed Income Fund (Concluded)
September 30, 2003

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                       ($ Thousands)   ($ Thousands)
---------------------------------------------------------------
TIME DEPOSIT -- 12.7%
   State Street Bank
        1.020%, 10/01/03               $110,000       $110,000
                                                      --------
Total Time Deposit
   (Cost $110,000) ($ Thousands)                       110,000
                                                      --------

REPURCHASE AGREEMENT -- 0.1%
   State Street Bank
     0.350%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $693,007
     (collateralized by U.S. Treasury
     Obligation, par value $715,000,
     1.127% (3), 03/11/04; with total
     market value $711,425)                 693            693
                                                      --------
Total Repurchase Agreement
   (Cost $693) ($ Thousands)                               693
                                                      --------
Total Investments -- 93.2%
   (Cost $752,682) ($ Thousands)                      $806,956
                                                      ========

Percentages are based on Net Assets of $865,697,734.
* Non-Income Producing Security
(1) In local currency, unless otherwise indicated.
(2) Security pledged as collateral on open futures contracts. The rate shown is the effective yield at the time of purchase.
(3) The rate shown is the effective yield at the time of purchase.
EUR -- Euro
MTN -- Medium term note
SLMA --
Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22    SEI Institutional International Trust / Annual Report / September 30, 2003

Emerging Markets Debt Fund
September 30, 2003


---------------------------------------------------------------
                             Shares/Face Amount    Market Value
Description                   ($ Thousands) (1)   ($ Thousands)
---------------------------------------------------------------
GLOBAL BONDS -- 86.4%
ARGENTINA -- 0.8%
   Banco De Galicia
        0.000%, 08/13/02 (B)              1,760       $    827
   Empressa Distribuidora
     de Electricidad
     de Mendoza, Series E, MTN (B)
        0.000%, 01/10/03                  5,000          1,000
   First Trust of New York National
     Association Argentine Branch,
     Series TD-A
       12.000%, 03/17/04                    590            612
       12.000%, 10/08/04                  1,103          1,144
   Republic of Argentina,
     Series E (D)
        0.000%, 10/15/03                  2,489            597
   Republic of Argentina,
     Series L-GP (B)
        6.000%, 03/31/23                  1,055            520
                                                      --------
                                                         4,700
                                                      --------
BRAZIL -- 19.9%
   Federal Republic of Brazil
       14.500%, 10/15/09                  1,800          2,162
       12.750%, 01/15/20                    550            589
       12.250%, 03/06/30                 28,826         29,907
       11.500%, 03/12/08                 12,775         13,957
       11.000%, 01/11/12                  3,250          3,331
       11.000%, 08/17/40                 18,148         17,150
       10.125%, 05/15/27                  1,875          1,676
        8.875%, 04/15/24                  5,200          4,176
        2.125%, 04/15/09 (C)              7,108          6,282
   Federal Republic of Brazil,
        Series 15YR
        2.188%, 04/15/09                 10,324          9,265
   Federal Republic of Brazil,
        Series 18YR (C)
        2.188%, 04/15/12                  7,700          6,160
   Federal Republic of Brazil,
        Series 20YR
        8.000%, 04/15/14                  4,224          3,883
   Federal Republic of Brazil,
        Series 20YR (E)
        8.000%, 04/15/14                 15,362         14,123
                                                      --------
                                                       112,661
                                                      --------
BULGARIA -- 1.9%
   Republic of Bulgaria Registered
        8.250%, 01/15/15                  4,500          5,142
   Republic of Bulgaria,
        Series A (C)
        1.938%, 07/28/12                  1,779          1,725
        1.938%, 07/28/24                  3,325          3,225
   Republic of Bulgaria,
        Series IAB (C)
        1.938%, 07/28/11                    713            684
                                                      --------
                                                        10,776
                                                      --------

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                       ($ Thousands)   ($ Thousands)
---------------------------------------------------------------
CAYMAN ISLANDS -- 0.0%
   Cornhill, Series 39 (B)
        0.000%, 01/30/00                  1,650       $    115
   Cornhill, Series 46 (B)
        8.626%, 03/02/00                    150             11
                                                      --------
                                                           126
                                                      --------
CHILE -- 0.7%
   Republic of Chile
        7.125%, 01/11/12                  3,450          3,968
                                                      --------
COLOMBIA -- 4.7%
   Republic of Colombia
       11.750%, 02/25/20                  5,515          6,466
       10.750%, 01/15/13 (E)              7,270          8,143
       10.375%, 01/28/33                  2,790          2,904
       10.000%, 01/23/12                  2,050          2,224
        8.700%, 02/15/16                  2,420          2,299
        8.375%, 02/15/27                  1,750          1,575
        7.625%, 02/15/07                  2,950          3,120
                                                      --------
                                                        26,731
                                                      --------
COSTA RICA -- 1.1%
   Government of Costa Rica (A)
        9.995%, 08/01/20                  2,200          2,533
        8.050%, 01/31/13                  1,475          1,582
        6.914%, 01/31/08                  1,950          2,096
                                                      --------
                                                         6,211
                                                      --------
ECUADOR -- 3.1%
   Republic of Ecuador Registered
       12.000%, 11/15/12                  8,610          7,146
        7.000%, 08/15/30                 16,546         10,383
                                                      --------
                                                        17,529
                                                      --------
EL SALVADOR -- 0.9%
   Republic of El Salvador
        7.750%, 01/24/23                  5,000          5,237
                                                      --------
INDONESIA -- 0.9%
   Garuda Indonesia (C)
        1.640%, 12/31/07                  2,100          1,439
   Indah Kiat Finance Mauritius (B)
       10.000%, 07/01/07                  7,250          3,371
                                                      --------
                                                         4,810
                                                      --------

--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    23

SCHEDULE OF INVESTMENTS

September 30, 2003

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                    ($ Thousands)(1)   ($ Thousands)
---------------------------------------------------------------
KAZAKHSTAN -- 0.7%
   Kazkommerts International (A)
        8.500%, 04/16/13                    450       $    438
   Kazkommerts International
     Registered
        8.500%, 04/16/13                  3,800          3,705
                                                      --------
                                                         4,143
                                                      --------
MACEDONIA -- 0.1%
   Government of Macedonia (C)
        1.931%, 07/13/12                    532            428
                                                      --------
MALAYSIA -- 0.3%
   Amsteel, Series A1 (B)
        0.000%, 12/31/06                  2,500          1,875
                                                      --------
MEXICO -- 16.2%
   Pemex Project Funding Master Trust
        8.000%, 11/15/11                    500            565
   Pemex Project Funding Master
     Trust (E)
        8.500%, 02/15/08                  7,250          8,374
   Petroleos Mexicanos (E)
        9.500%, 09/15/27                  7,350          8,691
   United Mexican States
       11.375%, 09/15/16                 24,560         35,379
        8.125%, 12/30/19                  8,700          9,831
        7.500%, 01/14/12                  1,600          1,810
        7.500%, 04/08/33 (E)              5,050          5,277
        6.625%, 03/03/15 (E)              8,525          8,972
   United Mexican States, MTN
        8.300%, 08/15/31                  7,800          8,857
        6.375%, 01/16/13                  3,600          3,798
                                                      --------
                                                        91,554
                                                      --------
NIGERIA -- 0.7%
   Central Bank of Nigeria
        6.250%, 11/15/20                  3,500          3,097
        5.092%, 01/05/10                  1,480            574
                                                      --------
                                                         3,671
                                                      --------
PANAMA -- 3.6%
   Republic of Panama
        9.625%, 02/08/11                  3,700          4,227
        9.375%, 04/01/29                    900          1,021
        9.375%, 01/16/23 (E)              9,000          9,675
        8.875%, 09/30/27 (E)              2,500          2,575
   Republic of Panama, Series 18YR (C)
        1.938%, 07/17/14                    754            705
   Republic of Panama, Series 20YR (C)
        1.938%, 07/17/16                  2,176          1,850
                                                      --------
                                                        20,053
                                                      --------

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                    ($ Thousands)(1)   ($ Thousands)
---------------------------------------------------------------
PERU -- 1.9%
   Republic of Peru
        9.875%, 02/06/15                  2,575       $  2,981
   Republic of Peru FLIRB,
        Series 20YR (C)
        4.500%, 03/07/17                  4,955          4,298
   Republic of Peru, Series 20YR (C)
        5.000%, 03/07/17                  3,704          3,380
                                                      --------
                                                        10,659
                                                      --------
PHILIPPINES -- 3.7%
   Philippine Airlines (B)
        0.000%, 06/07/11                  3,774            963
   Republic of Philippines
       10.625%, 03/16/25 (E)              6,135          7,101
        9.375%, 01/18/17                  6,300          6,890
        9.000%, 02/15/13 (E)              3,975          4,273
        8.875%, 04/15/08                  1,500          1,646
                                                      --------
                                                        20,873
                                                      --------
ROMANIA -- 0.5%
   SNP Petrom
       11.625%, 10/02/06           EUR    1,906          2,544
                                                      --------
RUSSIA -- 12.5%
   Russian Federation
       11.000%, 07/24/18                  4,850          6,645
       10.000%, 06/26/07                 12,000         14,262
        8.250%, 03/31/10                 20,950         23,647
        5.000%, 03/31/30 (C)             27,640         26,189
                                                      --------
                                                        70,743
                                                      --------
SOUTH AFRICA -- 0.3%
   Republic of South Africa
       12.000%, 02/28/05           ZAR   10,763          1,615
                                                      --------
SOUTH KOREA -- 2.7%
   Korea Development Bank
        5.750%, 09/10/13                  2,425          2,567
   Republic of Korea
        8.875%, 04/15/08                  8,625         10,587
        4.250%, 06/01/13 (E)              2,425          2,313
                                                      --------
                                                        15,467
                                                      --------
TURKEY -- 3.4%
   Republic of Turkey Global Bond
       12.375%, 06/15/09                  6,000          7,035
       11.875%, 01/15/30                  1,520          1,756
       11.500%, 01/23/12                  4,625          5,249
        9.500%, 01/15/14                  2,900          2,966
        0.000%, 08/18/04 (D)
            TRL                   3,964,000,000          2,171
                                                      --------
                                                        19,177
                                                      --------

--------------------------------------------------------------------------------
24    SEI Institutional International Trust / Annual Report / September 30, 2003

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                    ($ Thousands)(1)   ($ Thousands)
---------------------------------------------------------------
UKRAINE -- 1.4%
   Government of Ukraine
        7.650%, 06/11/13                  5,750       $  5,743
   Government of Ukraine Registered
       11.000%, 03/15/07                  1,764          1,962
                                                      --------
                                                         7,705
                                                      --------
URUGUAY -- 2.2%
   Republic of Uruguay
        7.875%, 01/15/33                  2,116          1,423
        7.500%, 03/15/15                 13,016         10,022
        7.250%, 02/15/11                  1,500          1,230
                                                      --------
                                                        12,675
                                                      --------
VENEZUELA -- 2.2%
   Government of Venezuela
       10.750%, 09/19/13                  1,980          1,827
        9.250%, 09/15/27                  4,990          3,857
        1.875%, 12/18/07 (C)              6,214          5,616
   Government of Venezuela, Series A
        6.750%, 03/31/20                  1,150          1,012
                                                      --------
                                                        12,312
                                                      --------
Total Global Bonds
   (Cost $445,034) ($ Thousands)                       488,243
                                                      --------

LOAN PARTICIPATIONS -- 9.2%
ALGERIA -- 0.6%
   Republic of Algeria (C)
     (Counterparty: Credit Suisse
     First Boston)
        2.063%, 03/04/10                  3,436          3,264
                                                      --------
ARGENTINA -- 2.1%
   Aes Chivor (B)
     (Counterparty: Citigroup
      Global Markets)
        0.000%, 12/31/07                  2,025          1,357
   Banco De Galicia
     (Counterparty: Deutsche Bank)
        0.000%, 12/31/49 (B)              1,800            756
        0.000%, 12/31/49 (B)                590            254
   Ciesa (B)
     (Counterparty: Banc of America)
        0.000%, 04/22/02                 16,000          5,600
   Telecom Personal Promissory Notes,
     Bank of America Loan
     (Counterparty: Banc of America)
        0.000%, 12/31/49                  4,000          2,800
   TGS Trust Note (B)
     (Counterparty: Deutsche Bank)
        0.000%, 04/24/06                  1,000            750
                                                      --------
                                                        11,517
                                                      --------

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                    ($ Thousands)(1)   ($ Thousands)
---------------------------------------------------------------
INDONESIA -- 1.4%
   Indonesia Standby Loan 94 (C)
     (Counterparty: Deutsche Bank)
        2.125%, 12/31/49                  7,000       $  5,775
   PKN Tranche D Secured Short Term (D)
     (Counterparty: Citigroup
     Global Markets)
        0.000%, 12/01/03                    430            430
   PKN Tranche Loan A (B)
     (Counterparty: Citigroup
     Global Markets)
        0.000%, 06/30/11                  1,533          1,456
   PKN Tranche Loan B (B)
     (Counterparty: Citigroup
     Global Markets)
        0.000%, 05/01/11                  4,200            345
                                                      --------
                                                         8,006
                                                      --------
JAPAN -- 0.2%
   TPI JPY Loan
     (Counterparty: Deutsche Bank)
        0.000%, 12/31/49            JPY 354,231          1,284
                                                      --------
MEXICO -- 0.1%
   Altos Hornos (B)
     (Counterparty: Banc of America)
        0.000%, 03/31/10                  3,132            219
                                                      --------
MOROCCO -- 4.3%
   Kingdom of Morocco, Series A (C)
     (Counterparties: Credit Suisse
     First Boston, J.P. Morgan,
     Merrill Lynch)
     2.031%, 01/02/09                    25,429         24,539
                                                      --------
THAILAND -- 0.5%
   Thai Oil 1
     (Counterparty: Credit Suisse
     First Boston)
        2.056%, 03/31/14                  2,199          1,880
   Thai Oil 2
     (Counterparty: Credit Suisse
     First Boston)
        2.056%, 03/31/14                  1,155            987
   Thai Oil 3
     (Counterparty: Credit Suisse
     First Boston)
        2.056%, 03/31/14                    147            126
                                                      --------
                                                         2,993
                                                      --------
Total Loan Participations
   (Cost $46,972) ($ Thousands)                         51,822
                                                      --------

CORPORATE BONDS (F) -- 1.0%
UNITED STATES -- 1.0%
   CIT Group
        1.516%, 04/08/04                  2,065          2,068
   Liberty Light US Capital
        1.110%, 06/16/04                  1,888          1,888


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    25

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Concluded)
September 30, 2003


---------------------------------------------------------------
                             Shares/Face Amount   Market Value
Description                   ($ Thousands) (1)   ($ Thousands)
---------------------------------------------------------------

   United Health Group
        1.185%, 11/11/03               $  1,574       $  1,574
                                                      --------
Total Corporate Bonds
   (Cost $5,530) ($ Thousands)                           5,530
                                                      --------

COMMERCIAL PAPER (F) -- 1.0%
UNITED STATES -- 1.0%
   Amstel Funding
        1.182%, 11/21/03                  1,888          1,885
   Atlantis One Funding
        1.161%, 11/10/03                  1,888          1,886
   Tannehill Capital
        1.212%, 11/14/03                  1,888          1,885
                                                      --------
Total Commercial Paper
   (Cost $5,656) ($ Thousands)                           5,656
                                                      --------

FOREIGN COMMONSTOCK -- 0.0%
ARGENTINA -- 0.0%
   First Trust of New York National
     Association Argentine Branch           170            217
                                                      --------
INDONESIA -- 0.0%
   PKN Tranche C Equity                  24,929             --
                                                      --------
Total Foreign Common Stock
   (Cost $182) ($ Thousands)                               217
                                                      --------

FOREIGN WARRANTS -- 0.0%
NIGERIA -- 0.0%
   Central Bank of Nigeria*               2,250             --
                                                      --------
Total Foreign Warrants
   (Cost $0) ($ Thousands)                                  --
                                                      --------

RIGHTS -- 0.0%
VENEZUELA -- 0.0%
   Government of Venezuela Par*         214,914             --
                                                      --------
Total Rights
   (Cost $25) ($ Thousands)                                 --
                                                      --------

REPURCHASE AGREEMENTS -- 8.9%
   Barclays
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $17,496,537
     (collateralized by various
     FNMA Obligations, ranging in par
     value $114,995,000-$167,417,000,
     1.000%-1.750%, 02/26/04-05/15/05;
     with total market value of
     $17,845,965)(F)                     17,496         17,496

---------------------------------------------------------------
                                    Face Amount   Market Value
Description                    ($ Thousands)(1)   ($ Thousands)
---------------------------------------------------------------
   State Street Bank
     0.350%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $13,911,135
     (collateralized by U.S. Treasury Obligation,
     par value $14,000,000, 2.250%,
     07/31/04; with total market value
     $14,189,476)                       $13,911      $  13,911
   State Street Bank
     0.880%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $6,336,155
     (collateralized by U.S. Treasury Obligation,
     par value $5,720,000 , 6.000%,
     02/15/26; with total market value
     $6,463,039)                          6,336          6,336
   UBS Securities
     1.090%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $12,588,889
     (collateralized by various FNMA
     Obligations, ranging in par value
     $3,475,000-$22,025,000.
     1.750%-6.875%, 08/15/04-07/15/13;
     with total market value
     $12,840,595)(F)                     12,589         12,589
                                                      --------
Total Repurchase Agreements
   (Cost $50,332) ($ Thousands)                         50,332
                                                      --------
Total Investments -- 106.5%
   (Cost $553,731) ($ Thousands)                      $601,800
                                                      ========

SWAP CONTRACTS -- 0.0%
---------------------------------------------------------------
                                       Notional Net Unrealized
                                        Amounts   Appreciation
                                    (Thousands)   ($ Thousands)
---------------------------------------------------------------
Receive BRLat fixed rate of 22.35%
   and pay at floating rate BRL CDI
   (Counterparty: Deutsche Bank)          2,700             15
Receive BRL at fixed rate of 22.05%
   and pay at floating rate BRL CDI
   (Counterparty: Deutsche Bank)          2,700             13
Receive BRL at fixed rate of 21.11%
   and pay at floating rate BRL CDI
   (Counterparty: Deutsche Bank)          5,000             17
Receive MXP at fixed rate of 21.11%
   and pay at floating rate MXIBTIEE
   (Counterparty: Morgan Stanley)        25,000             87
Receive ZAR at fixed rate of 9.42%
   and pay at floating rate ZAR JIBAR3M
   (Counterparty: Deutsche Bank)         24,300              5
                                                      --------
Total Swap Contracts                                       137
                                                      --------


--------------------------------------------------------------------------------
26    SEI Institutional International Trust / Annual Report / September 30, 2003

Percentages are based on Net Assets of $565,236,765.
*  Non-Income Producing Security
(1) In U.S. dollars, unless otherwise noted.
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of September 30, 2003 the total value of theses securities was $6,648,453, representing 1.18% of the Fund's net assets.
(B) Security in default on principal and/or interest payments.
(C) Floating Rate Security -- the rate reflected on the Schedule of Investments is the rate in effect on September 30, 2003.
(D) Zero coupon security.
(E) This security or a partial position of this security is on loan at September 30, 2003 (see Note 10). The total value of securities on loan at September 30, 2003 was $40,483,240.
(F) This security was purchased with cash collateral held from securities lending. The total value of such securities was $41,271,150.
BRL -- Brazilian Peso
CDI -- Brazil Interbank Deposit Rate Annualized
EUR -- Euro
FLIRB -- Front Loaded Interest Reduction Bond
FNMA -- Federal National Mortgage Association
JIBA3M -- Johannesburg Interbank Agreed Rate 3 Months
JPY -- Japanese Yen
MTN -- Medium term note
MXP -- Mexican Peso
MXIBTIEE -- Mexican Interbank TIEE 28 Day
TRL -- Turkish Lira
ZAR -- South African Rand
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    27

Statements of Assets and Liabilities ($ Thousands)


September 30, 2003

---------------------------------------------------------------------------------------------------------------------------
                                                   INTERNATIONAL     EMERGING MARKETS INTERNATIONAL FIXED  EMERGING MARKETS
                                                     EQUITY FUND          EQUITY FUND         INCOME FUND         DEBT FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at market value (Cost $2,298,936,
     $757,629, $751,989, and $503,399, respectively)  $2,325,808          $  926,894           $  806,263          $551,468
   Repurchase Agreements (Cost $326,067, $33,862,
     $693, and $50,332, respectively)                    326,067              33,862                  693            50,332
   Foreign currency, at value (Cost $6,014 and
     $8,000, respectively)                                 6,071               8,058                   --                --
   Dividends and interest receivable                       5,064               2,125               15,724             8,535
   Foreign tax reclaim receivable                            857                   4                   --                --
   Receivable for investment securities sold               9,939                5547              184,049            23,024
   Receivable for shares of beneficial interest sold       4,893               3,524                7,991             1,413
   Unrealized gain on forward foreign currency contracts      21                  --               42,434               335
   Unrealized gain on swap contracts                          --                  --                   --               137
   Deposits with brokers for forward foreign currency
     contracts                                                --                  --                   --               667
   Variation margin receivable                               115                  --                  427                --
---------------------------------------------------------------------------------------------------------------------------
   Total Assets                                        2,678,835             980,014            1,057,581           635,911
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investment securities purchased            11,250               6,262              163,501            27,412
   Payable for shares of beneficial interest redeemed      4,917              10,733                1,554               970
   Bank overdraft                                            184                 681                   34                --
   Foreign currency overdraft (Cost $581)                     --                  --                  497                --
   Unrealized loss on forward foreign
     currency contracts                                       21                  13               25,577               404
   Payable upon return of securities loaned              399,678              21,654                   --            41,271
   Variation margin payable                                  176                  --                   --                --
   Management fees payable                                   858                 509                  404               295
   Investment advisory fees payable                          893                 703                  101               214
   Shareholder servicing fees payable                        476                 196                  150                69
   Accrued expenses                                          287                 161                   65                39
   Accrued foreign capital gains tax payable                  --               2,542                   --                --
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                     418,740              43,454              191,883            70,674
---------------------------------------------------------------------------------------------------------------------------
   Net Assets                                         $2,260,095          $  936,560           $  865,698          $565,237
===========================================================================================================================
NET ASSETS:
   Paid-in-Capital -- Class A                          3,130,927           1,136,488              740,181           433,218
   Paid-in-Capital -- Class I                              1,941                  --                   --                --
   Undistributed net investment income                    22,777               1,873               38,913            31,037
   Accumulated net realized gain (loss)
     on investments                                     (921,873)           (368,590)              13,972            52,820
   Net unrealized appreciation on investments             26,872             169,265               54,274            48,069
   Accumulated foreign capital gains tax on
     appreciated securities                                   --              (2,542)                  --                --
   Net unrealized appreciation (depreciation) on
     futures contracts                                      (784)                 --                  410                --
   Net unrealized appreciation on swap contracts              --                  --                   --               137
   Net unrealized appreciation (depreciation) on
     forward foreign currency contracts, foreign
     currencies and translation of other assets and
     liabilities denominated in foreign currencies           235                  66               17,948               (44)
---------------------------------------------------------------------------------------------------------------------------
   Net Assets                                         $2,260,095           $ 936,560           $  865,698          $565,237
===========================================================================================================================
   Outstanding shares of beneficial interest
     (thousands) -- Class A
     (unlimited authorization -- no par value)           275,285             104,102               69,533            50,706
   Outstanding shares of beneficial interest
     (thousands) -- Class I
     (unlimited authorization -- no par value)               251                  --                   --                --
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                            $8.20               $9.00               $12.45            $11.15
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class I                            $8.20               $  --               $   --            $   --
---------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28    SEI Institutional International Trust / Annual Report / September 30, 2003




Statements of Operations ($ Thousands)

For the year ended September 30, 2003

---------------------------------------------------------------------------------------------------------------------------
                                                   INTERNATIONAL            EMERGING        INTERNATIONAL          EMERGING
                                                          EQUITY      MARKETS EQUITY         FIXED INCOME      MARKETS DEBT
                                                            FUND                FUND                 FUND              FUND
---------------------------------------------------------------------------------------------------------------------------

INTEREST INCOME:
   Dividends                                           $  54,333            $ 23,558             $     --          $    --
   Interest                                                  382                 275               29,756            48,027
   Income from security lending                            1,326                  83                   --                25
   Less: Foreign taxes withheld                          (5,476)              (2,603)                  --               (42)
---------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                50,565              21,313               29,756            48,010
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                               10,647               8,410                1,241             4,374
   Management fees                                         9,487               5,206                4,965             3,345
   Shareholder servicing fees -- Class A                   5,267               2,002                2,069             1,286
   Shareholder servicing fees -- Class I                       3                  --                   --                --
   Administrative servicing fees -- Class I                    3                  --                   --                --
   Custodian fees                                          1,765               1,318                  277               148
   Printing fees                                             267                  91                  119                59
   Professional fees                                         104                  41                   37                24
   Wire agent fees                                            46                  17                   18                11
   Registration & filing fees                                 53                  20                   21                12
   Trustee fees                                               27                  10                   11                 6
   Pricing fees                                               25                  18                    7                 5
   Miscellaneous expenses                                     34                  13                   12                 8
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                         27,728              17,146                8,777             9,278
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Investment Advisory Fees                                 (741)             (1,531)                  --            (1,605)
   Shareholder Servicing Fees -- Class A                      --                  --                 (500)             (728)
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                           26,987              15,615                8,277             6,945
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                     23,578               5,698               21,479            41,065
===========================================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS, FUTURES AND FOREIGN CURRENCY
     TRANSACTIONS:
   Net realized gain (loss) on:
     Investments                                        (173,804)             27,003               23,910            60,611
     Futures contracts                                       531                  --               (4,587)               --
     Swap contracts                                           --                  --                   --                --
     Foreign currency transactions                          (889)               (195)              32,852             1,076
   Net change in unrealized appreciation
       (depreciation) on:
     Investments                                         537,188             242,326               28,827            97,872
     Foreign capital gains tax on appreciated
       securities                                             --              (2,464)                  --                --
     Futures contracts                                      (622)                 --                  371                --
     Swap contracts                                           --                  --                   --               137
     Foreign currency transactions                           (75)                415               26,301               (43)
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
   FUTURES AND FOREIGN CURRENCY TRANSACTIONS             362,329             267,085              107,674           159,653
===========================================================================================================================
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           $ 385,907            $272,783             $129,153          $200,718
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    29

Statements of Changes in Net Assets ($ Thousands)


For the years ended September 30,

-------------------------------------------------------------------------------------------------------------------------
                                                                       INTERNATIONAL                 EMERGING MARKETS
                                                                        EQUITY FUND                     EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                   2003           2002             2003           2002
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                        $   23,578   $    12,616       $     5,698     $      813
   Net realized gain (loss) from investment transactions
     and futures                                                  (173,273)     (256,448)           27,003         17,324
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                      (889)         (378)             (195)        (4,507)
   Net change in unrealized appreciation (depreciation)
     on investments and futures                                     536,566     (111,062)          242,326         128,859
   Net change in accrued foreign capital tax gains on
     appreciated securities                                             --            --            (2,464)          (199)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign currencies, and translation of other assets and liabilities
     denominated in foreign currency                                   (75)          628               415            510
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations           385,907      (354,644)          272,783        142,800
-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net investment income:
     Class A                                                       (10,407)       (6,068)               --         (3,779)
     Class I                                                            (2)           --                --             --
-------------------------------------------------------------------------------------------------------------------------
   Total dividends                                                 (10,409)       (6,068)               --         (3,779)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                   3,133,558     2,075,815         1,785,869        744,061
   Reinvestment of cash distributions                                9,777         5,785                --          3,667
   Cost of shares redeemed                                      (3,213,270)   (2,133,542)       (1,861,972)    (1,157,297)
-------------------------------------------------------------------------------------------------------------------------
   Decrease in net assets derived from Class A transactions        (69,935)      (51,942)          (76,103)     (409,569)
-------------------------------------------------------------------------------------------------------------------------
   CLASS I(1):
   Proceeds from shares issued                                       1,364         1,070                --             --
   Reinvestment of cash distributions                                    2            --                --             --
   Cost of shares redeemed                                            (236)         (259)               --             --
-------------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class I transactions          1,130           811                --             --
   Decrease in net assets derived from capital share
-------------------------------------------------------------------------------------------------------------------------
     transactions                                                  (68,805)      (51,131)          (76,103)      (409,569)
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           306,693      (411,843)          196,680       (270,548)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                             1,953,402     2,365,245           739,880      1,010,428
-------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                  $2,260,095   $ 1,953,402       $   936,560     $  739,880
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS (THOUSANDS):
   CLASS A:
   Shares issued                                                   441,104       250,089           253,167         99,110
   Shares issued in lieu of cash distributions                       1,345           677                --            494
   Shares redeemed                                                (448,950)     (255,525)         (262,333)      (152,468)
-------------------------------------------------------------------------------------------------------------------------
   Total Class A transactions                                       (6,501)       (4,759)           (9,166)       (52,864)
-------------------------------------------------------------------------------------------------------------------------
   CLASS I(1):
   Shares issued                                                       192           122                --             --
   Shares issued in lieu of cash distributions                          --            --                --             --
   Shares redeemed                                                     (33)          (30)               --             --
-------------------------------------------------------------------------------------------------------------------------
   Total Class I                                                       159            92                --             --
-------------------------------------------------------------------------------------------------------------------------
   Net decrease in capital shares                                   (6,342)       (4,667)           (9,166)       (52,864)
=========================================================================================================================

(1) Class I shares were offered beginning January 4, 2002.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30    SEI Institutional International Trust / Annual Report / September 30, 2003

Statements of Changes in Net Assets ($ Thousands)


For the years ended September 30,

-------------------------------------------------------------------------------------------------------------------------
                                                                       INTERNATIONAL                 EMERGING MARKETS
                                                                     FIXED INCOME FUND                   DEBT FUND

-------------------------------------------------------------------------------------------------------------------------
                                                                   2003           2002             2003           2002
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                         $  21,479    $   26,166         $  41,065      $  40,355
   Net realized gain (loss) from investment transactions,
     futures and swaps                                              19,323        17,503            60,611           (349)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                    32,852         7,165             1,076           (334)
   Net change in unrealized appreciation (depreciation)
     on investments, futures and swaps                              29,198        21,706            98,009        (26,925)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign
     currencies and translation of other assets and
     liabilities denominated in foreign currencies                  26,301        (1,348)             (43)            --
-------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations                      129,153        71,192           200,718         12,747
-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                       (23,580)           --           (40,050)       (48,279)
   Net realized gains:
     Class A                                                        (3,699)           --                --         (8,391)
-------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                               (27,279)           --           (40,050)       (56,670)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                     374,056       350,759           330,214        210,586
   Reinvestment of cash distributions                               26,081            --            38,521         55,366
   Cost of shares redeemed                                        (514,395)     (742,513)         (386,296)      (258,849)
-------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived from
     capital share transactions                                   (114,258)     (391,754)          (17,561)         7,103
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           (12,384)     (320,562)          143,107        (36,820)
NET ASSETS:
   BEGINNING OF YEAR                                               878,082     1,198,644           422,130        458,950
-------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                   $ 865,698    $  878,082         $ 565,237      $ 422,130
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS (THOUSANDS):
   CLASS A:
   Shares issued                                                    32,255        34,526            33,911         23,701
   Shares issued in lieu of cash distributions                       2,358            --             4,403          6,361
   Shares redeemed                                                 (44,872)      (73,134)          (39,626)       (28,895)
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in capital shares                       (10,259)      (38,608)           (1,312)         1,167
=========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    31

Financial Highlights


For the years ended September 30, (unless otherwise indicated) For a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------------------------------------------------

                                    Net Realized                    Dividends
                                             and                          and   Distributions          Total
           Net Asset          Net     Unrealized                Distributions            from           from
              Value,   Investment          Gains        Total        from Net        Realized      Dividends    Net Asset
           Beginning       Income       (Losses)         from      Investment         Capital            and   Value, End
           of Period       (Loss)  on Securities   Operations          Income           Gains  Distributions    of Period
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2003       $ 6.93        $0.08(1)       $1.23(1)    $ 1.31          $(0.04)         $   --         $(0.04)      $ 8.20
   2002         8.25         0.04          (1.34)       (1.30)          (0.02)             --          (0.02)        6.93
   2001        12.33         0.03          (3.73)       (3.70)          (0.07)          (0.31)         (0.38)        8.25
   2000        12.09         0.08           0.43         0.51           (0.04)          (0.23)         (0.27)       12.33
   1999         9.16         0.04(1)        3.34(1)      3.38           (0.10)          (0.35)         (0.45)       12.09
   CLASS I
   2003       $ 6.93        $0.09(1)       $1.20(1)    $ 1.29          $(0.02)         $   --         $(0.02)      $ 8.20
   2002(2)      8.97         0.03          (2.07)       (2.04)             --              --             --         6.93
EMERGING MARKETS EQUITY FUND
   CLASS A
   2003       $ 6.53        $0.05(1)       $2.42(1)    $ 2.47          $   --          $   --        $    --       $ 9.00
   2002         6.08         0.01           0.47         0.48           (0.03)             --          (0.03)        6.53
   2001         9.19         0.04          (3.15)       (3.11)             --              --            --          6.08
   2000         9.13        (0.05)(1)       0.12(1)      0.07           (0.01)             --          (0.01)        9.19
   1999         6.17        (0.03)          3.00         2.97           (0.01)             --          (0.01)        9.13
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2003       $11.00        $0.30(1)       $1.53(1)    $ 1.83          $(0.33)         $(0.05)        $(0.38)      $12.45
   2002        10.12         0.55           0.33         0.88              --              --             --        11.00
   2001         9.81         0.33          (0.02)        0.31              --              --             --        10.12
   2000        11.03         0.31          (1.35)       (1.04)          (0.18)             --          (0.18)        9.81
   1999        11.89         0.30          (0.42)       (0.12)          (0.53)          (0.21)         (0.74)       11.03
EMERGING MARKETS DEBT FUND
   CLASS A
   2003       $ 8.12        $0.78(1)       $3.01(1)    $ 3.79          $(0.76)         $   --         $(0.76)      $11.15
   2002         9.03         0.82          (0.56)        0.26           (0.99)          (0.18)         (1.17)        8.12
   2001         9.51         0.94          (0.53)        0.41           (0.89)             --          (0.89)        9.03
   2000         8.11         0.84           1.33         2.17           (0.77)             --          (0.77)        9.51
   1999         6.83         0.84           1.19         2.03           (0.75)             --          (0.75)        8.11


                                                      Ratio of Net     Ratio of
                                                        Investment     Expenses
                                            Ratio of        Income   to Average
                            Net Assets      Expenses        (Loss)   Net Assets   Portfolio
               Total     End of Period    to Average    to Average   (Excluding    Turnover
              Return+    ($ Thousands)    Net Assets    Net Assets      Waivers)      Rate
-------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2003        18.91%       $2,258,034          1.28%         1.12%         1.32%        87%
   2002       (15.79)        1,952,763          1.28          0.51          1.29         70
   2001       (30.85)        2,365,245          1.28          0.36          1.29         91
   2000         4.15         2,953,872          1.29++        0.79          1.30         73
   1999        37.86         1,844,459          1.28          0.39          1.31         61
   CLASS I
   2003        18.65%       $    2,061          1.53%         1.15%         1.57%        87%
   2002(2)    (22.74)              639          1.53          0.61          1.54         70
EMERGING MARKETS EQUITY FUND
   CLASS A
   2003        37.83%       $  936,560          1.95%         0.71%         2.14%        69%
   2002         7.78           739,880          1.95          0.08          2.14        109
   2001       (33.84)        1,010,428          1.95          0.54          2.13        126
   2000         0.71         1,285,033          1.96         (0.46)         2.12        110
   1999        48.23           866,911          1.95         (0.35)         2.14        129
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2003        17.05%       $  865,698          1.00%         2.60%         1.06%       216%
   2002         8.70           878,082          1.00          2.72          1.07        339
   2001         3.16         1,198,644          1.00          3.13          1.06        235
   2000        (9.58)        1,105,584          1.00          3.17          1.11        190
   1999        (1.36)          809,440          1.00          2.97          1.22        278
EMERGING MARKETS DEBT FUND
   CLASS A
   2003        49.15%       $  565,237          1.35%         7.98%         1.80%       127%
   2002         2.15           422,130          1.35          8.80          1.79        140
   2001         4.69           458,950          1.35         10.06          1.78        196
   2000        28.07           490,554          1.35         10.67          1.80        227
   1999        31.15           283,993          1.35         12.27          1.82        184


+ Returns are for the period indicated and have not been annualized. Total returns do not reflect applicable sales load. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ The ratio of expenses to average net assets, excluding interest expense, is 1.28% for the year ended September 30, 2000.
(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2) The International Equity Fund Class I shares were offered beginning January 4, 2002. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
32    SEI Institutional International Trust / Annual Report / September 30, 2003

Notes to Financial Statements

1. ORGANIZATION
SEI Institutional International Trust, (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and Class I shares for the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investment securities that are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service (the "Pricing Service") at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recently quoted bid price. The Pricing Service may also use a matrix system to determine valuations of debt obligations. The Pricing Service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the Pricing Service and its valuations are reviewed by the Officers of the Trust under the general supervision of the Trustees.

Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations purchased with sixty days or less remaining until maturity are valued at amortized cost, which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are fair valued using good faith pricing procedures approved by the Board of Trustees (the "Board").

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral to cover principal and interest, including accrued interest thereon, is sufficient in the event of default by the counterparty.

The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty of the repurchase agreement.

If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by each Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. For foreign debt obligations, the Funds do isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    33

The Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.

FUTURES CONTRACTS -- The International Equity Fund and the International Fixed Income Fund utilized futures contracts during the year ended September 30, 2003. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

EQUITY-LINKED WARRANTS -- The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

OPTION WRITING/PURCHASING -- The Funds may invest in financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. At September 30, 2003, there were no financial options contracts.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in market values are reflected as unrealized gains or losses during the term of the contract. Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market could affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.


--------------------------------------------------------------------------------
34    SEI Institutional International Trust / Annual Report / September 30, 2003

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders annually. Dividends and distributions are recorded on the ex-dividend date.

OTHER -- Security transactions are accounted for on the trade date. Costs used in determining net realized capital gains and losses on the sale of investment securities are on the basis of specific identification. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific-interest method, which approximates the effective interest method. Certain prior year amounts were reclassified to conform to current year presentation. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS

SEI Investments Fund Management (the "Manager") and the Trust are parties to a management agreement dated September 16, 2002, under which the Manager provides management, administrative and shareholder services to the Trust for an annual fee equal to 0.45% of the average daily net assets of the International Equity Fund, 0.60% of the average daily net assets of the International Fixed Income Fund, and 0.65% of the average daily net assets of the Emerging Markets Equity and Emerging Markets Debt Funds. The Manager has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Fund.

SEI Investments Management Corporation ("SIMC") acts as the investment adviser for the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds. Under the Investment Advisory Agreement, SIMC receives an annual fee of 0.505% of the average daily net assets of the International Equity Fund, 1.05% of the average daily net assets of the Emerging Markets Equity Fund, 0.15% of the average daily net assets of the International Fixed Income Fund, and 0.85% of the average daily net assets of the Emerging Markets Debt Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Fund.

SIMC has entered into investment sub-advisory agreements with the following parties:

-------------------------------------------------------------
                                                     Date of
Investment Sub-Adviser                             Agreement
-------------------------------------------------------------
INTERNATIONAL EQUITY FUND
Alliance Capital Management, L.P.                   07/01/03
Capital Guardian Trust Company                      06/10/98
Fisher Investments, Inc.                            07/01/03
McKinley Capital Management, Inc.                   07/01/03
Morgan Stanley Investment Management, Inc.          10/01/01

EMERGING MARKETS EQUITY FUND
Alliance Capital Management, L.P.                   06/26/02
Citigroup Asset Management Ltd.                     09/30/03
Emerging Markets Management, LLC                    03/11/03
The Boston Company Asset
   Management, LLC                                  09/18/00

INTERNATIONAL FIXED INCOME FUND
Fischer Francis Trees and Watts                     12/17/02

EMERGING MARKETS DEBT FUND
Ashmore Investment Management                       03/17/03
Salomon Brothers Asset
   Management, Inc.                                 06/30/97

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust adopted a shareholder servicing plan for Class I and Class A Shares (the "Shareholder Servicing Plans") pursuant to which a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to the Class A and Class I shares are paid to the Distributor. Under the Shareholder Servicing Plans, the Distributor may perform, or may compensate other service providers for performing certain shareholder and administrative services. The Distributor has voluntarily agreed to waive all or a portion of its fees in order to limit the operating expenses of each Fund. In addition to the Shareholder Servicing Plans, the Class I Shares have adopted an Administrative Service Plan that provides for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributable to the Class I Shares.

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    35

For the year ended September 30, 2003, the Distributor received the following commissions:

-----------------------------------------------------------------------------
                                                                       Amount
Fund                                                            ($ Thousands)
-----------------------------------------------------------------------------
International Equity Fund                                              $1,678
Emerging Markets Equity Fund                                              686

For the year ended September 30, 2003, the Funds paid commissions to affiliated broker-dealers as follows:

-------------------------------------------------------------------------------
                                                                         Amount
Fund                                                              ($ Thousands)
-------------------------------------------------------------------------------
International Equity Fund                                                   $28
Emerging Markets Equity Fund                                                 28

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2003, the Distributor retained 100% of both Shareholder Servicing fees less the waiver, and Administration Servicing fees.

Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of affiliated Officers and Trustees is paid by the Manager.

The International Equity and Emerging Markets Equity Funds use the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the year ended September 30, 2003 were $20,879 and $13,205, respectively.

4. FORWARD FOREIGN CURRENCY CONTRACTS
The Funds enter into forward foreign currency exchange contracts as hedges against fund positions and anticipated fund positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at September 30, 2003:

------------------------------------------------------------------------------------------------------------------
                                                                                                       Unrealized
          Maturity                       Currency to                   Currency to                   Appreciation/
            Date                             Deliver                       Receive  Contract Value  (Depreciation)
------------------------------------------------------------------------------------------------------------------
International Fixed Income Fund:
11/19/03                     USD           4,838,484         AUD         7,553,051  $    5,085,014   $    246,530
11/19/03                     USD          85,575,461         CAD       119,838,063      88,640,275      3,064,814
11/19/03                     USD         327,781,848         EUR       292,092,225     339,616,979     11,835,131
11/19/03                     USD          65,104,399         GBP        40,709,661      67,398,785      2,294,386
11/19/03                     USD         230,363,083         JPY    27,547,517,725     247,028,867     16,665,784
11/19/03                     USD           8,056,120         KRW         9,598,464       8,315,409        259,289
11/19/03                     USD          40,240,420         SEK       331,500,579      42,773,293      2,532,873
11/19/03                     GBP          15,350,000         AUD        25,359,996      25,413,411        (53,415)
11/19/03                     GBP          15,350,000         EUR        25,486,985      25,413,411         73,574
11/19/03                     JPY      13,187,942,078         EUR       100,140,663     116,434,009     (1,827,186)
11/19/03                     EUR         103,404,185         JPY    13,346,309,902     119,681,339       (547,182)
11/19/03                     CAD          33,580,000         JPY     2,838,148,020      25,450,732        612,710
11/19/03                     CAD          85,083,779         USD        61,298,181      62,933,673     (1,635,492)
11/19/03                     EUR         265,797,825         USD       298,020,551     309,044,356    (11,023,805)
11/19/03                     PZL          85,847,159         USD        21,857,409      21,723,503        133,906
11/19/03                     SEK         378,970,806         USD        46,971,506      48,898,344     (1,926,838)
11/19/03                     DKK          44,317,916         USD         6,810,806       6,942,465       (131,659)
11/19/03                     GBP          14,677,800         USD        23,658,790      24,300,519       (641,729)
11/19/03                     JPY      11,592,115,802         USD       100,797,129     103,950,826     (3,153,697)
                                                                                    --------------   ------------
                                                                                    $1,689,045,210   $ 16,777,994
                                                                                    ==============   ============


--------------------------------------------------------------------------------
36    SEI Institutional International Trust / Annual Report / September 30, 2003




The following forward foreign currency contracts were outstanding at September
30, 2003 (Continued):

------------------------------------------------------------------------------------------------------------------
                                                                                                       Unrealized
          Maturity                       Currency to                   Currency to                   Appreciation/
            Date                             Deliver                       Receive  Contract Value  (Depreciation)
------------------------------------------------------------------------------------------------------------------

Emerging Markets Debt Fund:
10/03/03 - 10/08/03          USD           2,666,296         ARA         7,619,300     $ 2,616,069      $ (50,227)
10/08/03 - 01/08/04          USD           6,002,602         BRL        18,209,125       6,220,026        217,424
12/04/03                     USD           1,350,000         EUR         1,208,331       1,404,376         54,376
11/21/03                     USD             850,000         IDR     7,327,000,000         872,781         22,781
11/28/03                     USD             850,000         THB        35,158,550         881,167         31,167
10/01/03 - 10/08/03          USD           6,209,625         TRL 8,558,625,800,000       6,146,229        (63,396)
10/02/03                     BRL           4,793,350         USD         1,578,577       1,637,353        (58,776)
12/04/03                     EUR           2,332,493         USD         2,514,427       2,710,925       (196,498)
                                                                                       -----------      ---------
                                                                                       $22,488,926      $ (43,149)
                                                                                       ===========      =========

Currency Legend
ARA Argentina Peso       DKK Danish Krone              JPY Japanese Yen      THB Thai Baht
AUD Australian Dollar    EUR Euro                      KRW South Korean Won  TRL Turkish Lira
BRL Brazil Real          GBP British Pound Sterling    PZL Polish Zloty      USD U.S. Dollar
CAD Canadian Dollar      IDR Indonesian Rupah          SEK Swedish Krona



5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the year ended September 30, 2003, were as follows:

------------------------------------------------------------
                                  Purchases            Sales
                              ($ Thousands)    ($ Thousands)
------------------------------------------------------------
International Equity Fund
    US Government                $       --       $       --
    Other                         1,753,079        1,809,004
Emerging Markets Equity Fund
    US Government                $       --       $       --
    Other                           522,022          579,674
International Fixed Income Fund
    US Government                $  196,280       $  198,682
    Other                         1,235,394        1,365,017
Emerging Markets Debt Fund
    US Government                $   46,826       $   46,212
    Other                           471,751          469,666

6. FEDERAL TAX INFORMATION:
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated, and capital gains realized on the sale of investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to foreign currency gains and losses, passive foreign investment companies gains and losses, equalization, and prior year adjustments. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts as of September 30, 2003:

---------------------------------------------------------------------
                                       Undistributed     Accumulated
                         Paid-in-     Net Investment        Realized
                          Capital      Income/(Loss)      Gain/(Loss)
                     ($ Thousands)     ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------
International Equity
   Fund                       $--           $  (828)        $    828
Emerging Markets
   Equity Fund                830               931           (1,761)
International Fixed
   Income Fund              1,033            32,852          (33,885)
Emerging Markets
   Debt Fund                   --             1,604           (1,604)



--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    37

The tax character of dividends and distributions paid during the last two years were as follows:
------------------------------------------------------------------------
                                              Long-Term
                        Ordinary Income    Capital Gain         Totals
                           ($ Thousands)  ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
International
   Equity Fund          2003    $10,409         $    --        $10,409
                        2002      6,068              --          6,068
Emerging Markets
   Equity Fund          2003         --              --             --
                        2002      3,779              --          3,779
International Fixed
   Income Fund          2003     27,279              --         27,279
                        2002         --              --             --
Emerging Markets
   Debt Fund            2003     40,050              --         40,050
                        2002     48,282           8,388         56,670

As of September 30, 2003, the components of Distributable Earnings/(Accumulated Losses) were as follows:

------------------------------------------------------------------------------------------------------
            Undistributed   Undistributed          Capital         Post     Unrealized          Other
                 Ordinary       Long-Term             Loss      October   Appreciation      Temporary
                   Income    Capital Gain    Carryforwards      Losses*  (Depreciation)   Differences
             ($ Thousands)   ($ Thousands)    ($ Thousands)($ Thousands)  ($ Thousands)  ($ Thousands)
------------------------------------------------------------------------------------------------------
International
   Equity Fund    $23,806             $--        $(705,766)   $(168,923)      $(21,887)      $     --
Emerging Markets
   Equity Fund      2,374              --         (344,611)          (1)       142,313             (2)
International Fixed
   Income Fund     65,947           4,644               --           --         54,926             --
Emerging Markets
   Debt Fund       70,752          16,671               --           --         46,180         (1,873)


* Includes Post-October currency losses of, in thousands, $(629) and $(1) of International Equity Fund and Emerging Markets Equity Fund, respectively.

Post-October losses represent losses realized on investment transactions from November 1, 2002 through September 30, 2003, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital carryforwards may be carried forward and applied against future capital gains as follows:

-------------------------------------------------------------------------------------------------------
                                                                                         Total Capital
                                                                                                  Loss
                        Expires       Expires        Expires       Expires       Expires  Carryforward
                           2011          2010           2009          2007          2006       9/30/03
                   ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)
-------------------------------------------------------------------------------------------------------
International Equity
   Fund                $226,615      $479,151        $    --       $    --       $    --       $705,766
Emerging Markets
   Equity Fund            1,982       191,077         26,548        28,692        96,312        344,611

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

For Federal income tax purposes, the cost of securities owned at September 30, 2003 and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes primarily due to wash sales and unrealized gains on passive foreign investment companies held by the Funds. The Federal tax cost, aggregate gross unrealized appreciation and depreciation at September 30, 2003 for each Fund is as follows:

---------------------------------------------------------------------------------------------
                                               Aggregate         Aggregate              Net
                                                   Gross             Gross        Unrealized
                               Federal        Unrealized        Unrealized      Appreciation
                              Tax Cost      Appreciation      Depreciation     (Depreciation)
                          ($ Thousands)     ($ Thousands)     ($ Thousands)     ($ Thousands)
---------------------------------------------------------------------------------------------
International Equity
   Fund                     $2,673,214          $168,507         $(189,846)         $(21,339)

Emerging Markets
   Equity Fund                 815,966           188,314           (43,524)          144,790

International Fixed
   Income Fund                 753,827            54,331            (1,202)           53,129

Emerging Markets
   Debt Fund                   555,410            51,380            (4,990)           46,390

7. FUTURES CONTRACTS

The following Funds had futures contracts open as of September 30, 2003:


---------------------------------------------------------------------------
Contract               Number of      Market      Settlement     Unrealized
Description            Contracts       Value           Month    Gain/(Loss)
---------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
DJ Euro Stoxx Long           223  $6,245,656   December 2003  $(422,218)
FT-SE 100 Index
   Long                       76   5,184,498   December 2003   (262,493)
Hang Seng Index
   Long                        4     289,909    October 2003     (2,243)
SPI 200 Index Long            23   1,228,669   December 2003    (24,085)
Topix Index Long              43   3,908,741   December 2003    (72,993)
                                                              ---------
                                                              $(784,032)
                                                              =========
INTERNATIONAL FIXED INCOME FUND
Japan 10 Year Long
   Bond                       34 $41,689,299   December 2003  $ 272,223
Euro 10 Year Long
   Bond                      414  54,002,676   December 2003    168,743
Euro 5 Year Short
   Bond                      136  18,238,903   December 2003    (72,854)
U.S. 10 Year Long
   Note                       51   5,845,875   December 2003     42,234
                                                              ---------
                                                              $ 410,346
                                                              =========

8. INVESTMENT RISKS
Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt



--------------------------------------------------------------------------------
38 SEI Institutional International Trust / Annual Report / September 30, 2003 securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At September 30, 2003, the total value of these securities represented approximately 6% of the net assets of the Emerging Markets Debt Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. LOAN PARTICIPATIONS AND BRADY BONDS

The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between foreign sovereign entities or corporations and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

10. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by making marked to market daily, although the borrower will be required to deliver 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although, the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rates, commercial paper, and private placements with an average weighted maturity date not to exceed 60 days and a maturity date not to exceed 397 days.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    39

SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2003

Report of Independent Auditors

To the Board of Trustees and Shareholders of SEI Institutional International Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (four portfolios constituting SEI Institutional International Trust, hereafter referred to as the "Trust") at September 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2003



--------------------------------------------------------------------------------
40    SEI Institutional International Trust / Annual Report / September 30, 2003

TRUSTEES AND OFFICERS OF THE TRUST(UNAUDITED)

The following chart lists Trustees and Officers as of November 21, 2003.


Set forth below are the names, dates of birth, position with the SEI Institutional International Trust (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                       NUMBER OF
                                         OFFICE                                       PORTFOLIOS
                                           AND               PRINCIPAL                  IN FUND
     NAME             POSITION(S)       LENGTH OF          OCCUPATION(S)                COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH          TIME              DURING PAST                OVERSEEN              HELD BY
    AND AGE             TRUSTS           SERVED 1            FIVE YEARS                BY TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------
Robert A. Nesher        Chairman       since 1986   Currently performs various              54    Trustee of The Advisors' Inner
One Freedom              of the                     services on behalf of SEI                     Circle Fund, The Arbor Fund,
Valley Drive,           Board of                    Investments Company for                       Bishop Street Funds, and The
Oaks, PA 19456          Trustees*                   which Mr. Nesher is                           Expedition Funds.
57 yrs. old                                         compensated.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran        Trustee*       since 1986   Partner, Morgan, Lewis &                54    Trustee of The Advisors' Inner
1701 Market Street                                  Bockius LLP(law firm),                        Circle Fund, The Arbor Fund,
Philadelphia, PA                                    counsel to the Trusts, SEI                    and The Expedition Funds;
19103                                               Investments Company, the                      Director of SEIInvestments
63 yrs. old                                         Adviser, the Administrator                    since 1974.
                                                    and the Distributor.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
----------
F. Wendell Gooch        Trustee        since 1986   Retired.                                54    Trustee of STIClassic Funds
One Freedom                                                                                       and STIClassic Variable Trust.
Valley Drive,
Oaks, PA 19456
70 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee        since 1995   Retired, Partner, Dechert Price         54    Trustee of The Advisors' Inner
One Freedom                                         & Rhoads, September 1987-                     Circle Fund, The Arbor Fund,
Valley Drive,                                       December 1993.                                and The Expedition Funds.
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr. Trustee        since 1996   Chief Executive Officer, Newfound       54    Trustee of The Advisors' Inner
One Freedom                                         Consultants Inc. since April 1997.            Circle Fund, The Arbor Fund,
Valley Drive                                        Treasurer and Clerk, Peak Asset               and The Expedition Funds;
Oaks, PA 19456                                      Management, Inc., since 1991.                 Trustee, Navigator Securities
60 yrs. old                                                                                       Lending Trust, since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco      Trustee        since 1999   Principal, Grecoventures (consulting    54    Director, Sonoco, Inc.; Director,
One Freedom`                                        firm) since August 1997. President,           Exelon Energy; Director, Radian,
Valley Drive                                        Corestates Financial Corp., 1991-1997;        Inc.; Trustee, Pennsylvania
Oaks, PA 19456                                      Chief Executive Officer and President,        Real Estate Investment Trust;
57 yrs. old                                         Corestates Bank, N.A., 1991-1997.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy            Trustee        since 2003   Partner, Cue Capital since 2002, Head   54    No other directorships
One Freedom                                         of Sales Investorforce, January 2002-
Valley Drive,                                       December 2001; Global Partner work-
Oaks, PA 19456                                      ing for the CEO, Invesco Capital,
46 yrs. old                                         January 1998-January 2000. Head of
                                                    Sales and Client Services, Chancellor
                                                    Capital and later LGT Asset Management,
                                                    1986-2000.
------------------------------------------------------------------------------------------------------------------------------------

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED"
  PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF
  THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.
1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
  ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER
  DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF
  TRUST.

--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    41




TRUSTEES AND OFFICERS OF THE TRUST(UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                       NUMBER OF
                                         OFFICE                                       PORTFOLIOS
                                           AND               PRINCIPAL                  IN FUND
     NAME             POSITION(S)       LENGTH OF          OCCUPATION(S)                COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH          TIME              DURING PAST                OVERSEEN              HELD BY
    AND AGE             TRUSTS           SERVED 1            FIVE YEARS                BY TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin     President       since 1988   Executive Vice President and            N/A                N/A
One Freedom              & CEO                      President - Asset Management
Valley Drive,                                       Division of SEI Investments since
Oaks, PA 19456                                      1993. Executive Vice President of
51 yrs. old                                         the Adviser and the Administrator
                                                    since 1994. Senior Vice President
                                                    of the Distributor, 1986-1991; Vice
                                                    President of the Distributor, 1981-1986.
------------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.    CFO & Controller   since 2003   Director, Funds Accounting,             N/A                N/A
Rodriguez                                           SEI Investments Global Funds Services
One Freedom                                         since September 2002 (and 1997-2002);
Valley Drive                                        Vice President, Fund Administration
Oaks, PA 19456                                      BlackRock Financial Management
41 yrs. old                                         (April 2002 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto          Vice         since 1999   Employed by SEI Investments since       N/A                N/A
One Freedom             President                   October 1999. Vice President and
Valley Drive               and                      Secretary of the Adviser, Administrator
Oaks, PA 19456          Secretary                   and Distributor since December 1999.
34 yrs. old                                         Associate, Dechert Price & Rhoads
                                                    (law firm), 1997-1999.Associate, Richter,
                                                    Miller & Finn (law firm), 1993-1997.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis          Vice         since 1998   Vice President and Assistant            N/A                N/A
One Freedom             President                   Secretary of SEI Investments,
Valley Drive               and                      the Adviser, the Administrator
Oaks, PA 19456          Assistant                   and the Distributor since 1998.
37 yrs. old             Secretary                   Assistant General Counsel and
                                                    Director of Arbitration, Philadelphia
                                                    Stock Exchange, 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
Christine M.              Vice         since 1999   Employed by SEI Investments since      N/A                 N/A
McCullough              President                   November 1, 1999. Vice President
One Freedom                and                      and Assistant Secretary of the Adviser,
Valley Drive            Assistant                   the Administrator and the Distributor
Oaks, PA 19456          Secretary                   since December 1999. Associate at
41 yrs. old                                         White and Williams LLP, 1991-1999.
                                                    Associate at Montgomery, McCracken,
                                                    Walker & Rhoads, 1990-1991.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42    SEI Institutional International Trust / Annual Report / September 30, 2003




------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                       NUMBER OF
                                         OFFICE                                       PORTFOLIOS
                                           AND               PRINCIPAL                  IN FUND
     NAME             POSITION(S)       LENGTH OF          OCCUPATION(S)                COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH          TIME              DURING PAST                OVERSEEN              HELD BY
    AND AGE             TRUSTS           SERVED 1            FIVE YEARS                BY TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
------------------------
Sherry Kajdan             Vice         since 2001   Vice President and Assistant Secretary  N/A                 N/A
Vetterlein              President                   of SEI Investments Mutual Funds
One Freedom                and                      Services since January 2001.
Valley Drive            Assistant                   Shareholder/Partner, Buchanan
Oaks, PA 19456          Secretary                   Ingersoll Professional Corporation
39 yrs. old                                         (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.   Vice         since 2001   Vice President and Assistant Secretary  N/A                 N/A
One Freedom             President                   of the Administrator and Distributor
Valley Drive               and                      since August 2000. Vice President,
Oaks, PA 19456          Assistant                   Merrill Lynch & Co. Asset Management
33 yrs. old             Secretary                   Group (1998-2000). Associate at
                                                    Pepper Hamilton LLP (1997-1998).
                                                    Associate at Reboul, MacMurray, Hewitt,
                                                    Maynard & Kristol (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Ludwig       Vice         since 1985      Employed by SEI Investments             N/A                N/A
One Freedom          President                      since 1985. Senior Vice President
Valley Drive            and                         and Chief Investment Officer of SEI
Oaks, PA 19456       Assistant                      Asset Management Group since 1995.
52 yrs. old          Secretary                      Manager of Product Development for
                                                    SEI's institutional mutual funds and
                                                    repurchase trading desk from 1985-1995.
                                                    Held various product management and
                                                    development positions at
                                                    Chase Econometrics and
                                                    Interactive Data
                                                    Corporation from 1974-1985.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch          Vice         since 2002      Vice President and Assistant Secretary  N/A                N/A
One Freedom          President                      of the Administrator and Distributor
Valley Drive            and                         since November 2001. Associate,
Oaks, PA 19456       Assistant                      Howard, Rice, Nemorvoski, Canady,
31 yrs. old          Secretary                      Falk & Rabkin (law firm), 1998-2001.
                                                    Associate, Seward & Kissel
                                                    LLP (law firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
  ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2003    43

Notice to Shareholders (Unaudited)


For shareholders that do not have a September 30, 2003 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2003 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended September 30, 2003 the Funds of the SEI Institutional International Trust are designating the following items with regard to distributions paid during the year.

----------------------------------------------------------------------------------------
                                                                              Qualifying
                      Long Term        Ordinary                                 Dividend
                  Capital Gains          Income                              Income (15%
                  Distributions   Distributions               Foreign Tax       Tax Rate
Portfolio            (Tax Basis)     (Tax Basis)        Total      Credit    for QDI)(1)
----------------------------------------------------------------------------------------
International Equity         0%            100%         100%       34.47%         34.50%

Emerging Markets Equity      0%            100%         100%         100%           100%

International Fixed Income   0%            100%         100%           0%             0%

Emerging Markets Debt        0%            100%         100%        0.10%             0%

(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reelected as a percentage of "Ordinary Income Distributions". It is the intention of each of the aforementioned Funds to designate maximum amount permitted by the law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.


--------------------------------------------------------------------------------
44    SEI Institutional International Trust / Annual Report / September 30, 2003

Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP


This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[SEI LOGO OMITTED]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-018 (09/03)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee, and any person who performs a similar function.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3 (a) (2)

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      SEI Tax Exempt Trust


By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer

Date:  11/26/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer


Date:  11/26/03


By (Signature and Title)*                         /s/ Peter (Pedro) A. Rodriguez
                                                  ------------------------------
                                                  Peter (Pedro) A. Rodriguez
                                                  Chief Financial Officer

Date:  11/26/03
* Print the name and title of each signing officer under his or her signature.